UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                   44144
      (Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

          (a)

Victory 500 Index VIP Series

Class I

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory 500 Index VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$15	0.28%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$94,579
Number of Holdings	512
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.7%
Consumer Staples	5.7%
Industrials	8.2%
Communication Services	9.4%
Consumer Discretionary	9.7%
Health Care	11.6%
Financials	12.2%
Information Technology	32.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.0%
Apple, Inc.	6.9%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	2.0%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
JPMorgan Chase & Co.	1.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VVIF-RS-SPVIP — SAR (6/24)

Victory High Yield VIP Series

Class I

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Yield VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$45	0.89%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$20,028
Number of Holdings	113
Portfolio Turnover	32%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.8%
Senior Secured Loans	17.6%
Yankee Dollars	15.6%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VVIF-RS-HYVIP — SAR (6/24)

Victory RS International VIP Series

Class I

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS International VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$48	0.93%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$114,674
Number of Holdings	81
Portfolio Turnover	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.7%
Consumer Staples	9.3%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.3%
Financials	18.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	4.3%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.5%
Nestle SA, Registered Shares	2.5%
Toyota Motor Corp.	2.3%
SAP SE	2.3%
Shell PLC	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
L'Oreal SA	2.1%
BHP Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VVIF-RS-IVIP — SAR (6/24)

Victory RS Large Cap Alpha VIP Series

Class I

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$29	0.55%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$815,159
Number of Holdings	51
Portfolio Turnover	10%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.2%
Communication Services	7.2%
Consumer Staples	7.4%
Energy	8.0%
Information Technology	10.9%
Industrials	15.5%
Health Care	17.1%
Financials	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.3%
Keurig Dr Pepper, Inc.	3.1%
Fairfax Financial Holdings Ltd.	3.1%
Merck & Co., Inc.	2.9%
The Progressive Corp.	2.8%
JPMorgan Chase & Co.	2.7%
The Cigna Group	2.6%
TKO Group Holdings, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VVIF-RS-LCAVIP — SAR (6/24)

Victory RS Small Cap Growth Equity VIP Series

Class I

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Equity VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$45	0.88%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$71,110
Number of Holdings	109
Portfolio Turnover	61%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.4%
Health Care	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fabrinet	2.0%
Skyline Champion Corp.	1.9%
American Eagle Outfitters, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.8%
Moog, Inc., Class A	1.8%
Varonis Systems, Inc.	1.8%
The AZEK Co., Inc.	1.7%
Under Armour, Inc., Class C	1.7%
Chart Industries, Inc.	1.5%
FirstCash Holdings, Inc.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VVIF-RS-SCGEVIP — SAR (6/24)

Victory Sophus Emerging Markets VIP Series

Class I

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$71	1.35%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,926
Number of Holdings	121
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.1%
Energy	3.7%
Health Care	3.9%
Materials	6.8%
Communication Services	8.3%
Industrials	9.8%
Consumer Discretionary	15.6%
Financials	19.7%
Information Technology	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	5.2%
ICICI Bank Ltd., ADR	2.7%
PDD Holdings, Inc., ADR	2.0%
SK Hynix, Inc.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Mahindra & Mahindra Ltd.	1.6%
Power Grid Corp. of India Ltd.	1.4%
Meituan, Class W	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VVIF-RS-SEMVIP — SAR (6/24)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

          (a)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Variable Insurance Funds
Victory 500 Index VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
15
Notes to Financial Statements 16
Supplemental Information
Proxy Voting and Portfolio Holdings Information
22

Schedule of Portfolio Investments
June 30, 2024
Victory Variable Insurance Funds
Victory 500 Index VIP Series
2
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (9.4%):
Alphabet, Inc. , Class C ................................................... 10,543 $ 1,933,797
Alphabet, Inc. , Class A ................................................... 11,805 2,150,281
AT&T, Inc. ........................................................... 14,434 275,834
Charter Communications, Inc. , Class A (a) ..................................... 196 58,596
Comcast Corp. , Class A .................................................. 7,832 306,701
Electronic Arts, Inc. ..................................................... 485 67,575
Fox Corp. , Class A ...................................................... 462 15,879
Fox Corp. , Class B ...................................................... 266 8,517
Liberty Media Corp.-Liberty Formula One (a) ................................... 409 29,382
Liberty Media Corp.-Liberty Formula One (a) ................................... 45 2,890
Live Nation Entertainment, Inc. (a) ........................................... 309 28,966
Meta Platforms, Inc. , Class A .............................................. 4,408 2,222,602
Netflix, Inc. (a) ......................................................... 861 581,072
Omnicom Group, Inc. .................................................... 390 34,983
Pinterest, Inc. , Class A (a) ................................................. 1,189 52,399
ROBLOX Corp. , Class A (a) ............................................... 1,005 37,396
Snap, Inc. , Class A (a) .................................................... 2,083 34,599
Take-Two Interactive Software, Inc. (a) ........................................ 318 49,446
The Interpublic Group of Cos., Inc. .......................................... 758 22,050
The Trade Desk, Inc. , Class A (a) ............................................ 890 86,926
The Walt Disney Co. .................................................... 3,672 364,593
T-Mobile US, Inc. ...................................................... 872 153,629
Verizon Communications, Inc. .............................................. 8,479 349,674
Warner Bros Discovery, Inc. (a) ............................................. 4,469 33,249
8,901,036
Communications Equipment (0.7%):
Arista Networks, Inc. (a) .................................................. 517 181,198
Cisco Systems, Inc. ..................................................... 8,101 384,878
Motorola Solutions, Inc. .................................................. 335 129,327
695,403
Consumer Discretionary (9.7%):
Airbnb, Inc. , Class A (a) .................................................. 844 127,976
Amazon.com, Inc. (a) .................................................... 18,661 3,606,238
Aptiv PLC (a) .......................................................... 545 38,379
AutoZone, Inc. (a) ....................................................... 34 100,779
Best Buy Co., Inc. ...................................................... 396 33,379
Booking Holdings, Inc. ................................................... 68 269,382
Carnival Corp. (a) ....................................................... 2,011 37,646
Chipotle Mexican Grill, Inc. (a) ............................................. 2,750 172,287
D.R. Horton, Inc. ....................................................... 584 82,303
Darden Restaurants, Inc. .................................................. 240 36,317
Deckers Outdoor Corp. (a) ................................................. 51 49,365
Domino's Pizza, Inc. ..................................................... 70 36,143
DoorDash, Inc. , Class A (a) ................................................ 611 66,465
DraftKings, Inc. (a) ...................................................... 937 35,765
eBay, Inc. ............................................................ 1,008 54,150
Expedia Group, Inc. (a) ................................................... 254 32,001
Ford Motor Co. ........................................................ 7,883 98,853
Garmin Ltd. ........................................................... 311 50,668
General Motors Co. ..................................................... 2,294 106,579
Genuine Parts Co. ...................................................... 280 38,730
Hilton Worldwide Holdings, Inc. ............................................ 534 116,519
Las Vegas Sands Corp. ................................................... 799 35,356
Lennar Corp. , Class A .................................................... 482 72,237
Lennar Corp. , Class B ................................................... 19 2,649
Lowe's Cos., Inc. ....................................................... 1,147 252,868
Lululemon Athletica, Inc. (a) ............................................... 221 66,013
Marriott International, Inc. , Class A .......................................... 481 116,291
McDonald's Corp. ...................................................... 1,452 370,028
MGM Resorts International (a) .............................................. 496 22,042

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
NIKE, Inc. , Class B ..................................................... 2,359 $ 177,798
NVR, Inc. (a) .......................................................... 6 45,531
O'Reilly Automotive, Inc. (a) ............................................... 118 124,615
Pool Corp. ............................................................ 75 23,050
PulteGroup, Inc. ........................................................ 421 46,352
Ross Stores, Inc. ....................................................... 659 95,766
Royal Caribbean Cruises Ltd. (a) ............................................ 477 76,048
Starbucks Corp. ........................................................ 2,236 174,073
Tesla, Inc. (a) .......................................................... 5,592 1,106,545
The Home Depot, Inc. ................................................... 1,997 687,447
The TJX Cos., Inc. ...................................................... 2,275 250,477
Tractor Supply Co. ...................................................... 217 58,590
Ulta Beauty, Inc. (a) ..................................................... 96 37,044
Williams-Sonoma, Inc. ................................................... 124 35,014
Yum! Brands, Inc. ...................................................... 567 75,105
9,140,863
Consumer Staples (5.7%):
Albertsons Cos., Inc. , Class A .............................................. 674 13,312
Altria Group, Inc. ....................................................... 3,457 157,466
Archer-Daniels-Midland Co. ............................................... 990 59,845
Brown-Forman Corp. , Class B ............................................. 596 25,741
Brown-Forman Corp. , Class A .............................................. 98 4,325
Campbell Soup Co. ..................................................... 397 17,940
Celsius Holdings, Inc. (a) .................................................. 314 17,926
Church & Dwight Co., Inc. ................................................ 492 51,011
Colgate-Palmolive Co. ................................................... 1,652 160,310
Conagra Brands, Inc. .................................................... 959 27,255
Constellation Brands, Inc. , Class A .......................................... 308 79,242
Costco Wholesale Corp. .................................................. 891 757,341
Dollar General Corp. .................................................... 442 58,446
Dollar Tree, Inc. (a) ...................................................... 433 46,231
General Mills, Inc. ...................................................... 1,134 71,737
Hormel Foods Corp. ..................................................... 585 17,837
Kellanova ............................................................ 579 33,397
Kenvue, Inc. .......................................................... 3,856 70,102
Keurig Dr Pepper, Inc. ................................................... 2,125 70,975
Kimberly-Clark Corp. .................................................... 677 93,561
Lamb Weston Holdings, Inc. ............................................... 285 23,963
McCormick & Co., Inc. .................................................. 533 37,811
Mondelez International, Inc. , Class A ......................................... 2,694 176,295
Monster Beverage Corp. (a) ................................................ 1,527 76,274
PepsiCo, Inc. .......................................................... 2,761 455,372
Philip Morris International, Inc. ............................................. 3,128 316,960
Sysco Corp. ........................................................... 1,002 71,533
Target Corp. .......................................................... 930 137,677
The Clorox Co. ........................................................ 250 34,118
The Coca-Cola Co. ...................................................... 8,615 548,345
The Estee Lauder Cos., Inc. ............................................... 468 49,795
The Hershey Co. ....................................................... 297 54,598
The J.M. Smucker Co. ................................................... 209 22,789
The Kraft Heinz Co. ..................................................... 2,438 78,552
The Kroger Co. ........................................................ 1,455 72,648
The Procter & Gamble Co. ................................................ 4,754 784,030
Tyson Foods, Inc. , Class A ................................................ 562 32,113
Walgreens Boots Alliance, Inc. ............................................. 1,434 17,344
Walmart, Inc. .......................................................... 8,731 591,176
5,415,393
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 2,408 162,227
CDW Corp. ........................................................... 270 60,437
Corning, Inc. .......................................................... 1,559 60,567
Jabil, Inc. ............................................................ 234 25,457

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Keysight Technologies, Inc. (a) ............................................. 349 $ 47,725
TE Connectivity Ltd. .................................................... 616 92,665
Teledyne Technologies, Inc. (a) ............................................. 94 36,470
Trimble, Inc. (a) ........................................................ 490 27,401
Zebra Technologies Corp. (a) ............................................... 103 31,820
544,769
Energy (3.7%):
Baker Hughes Co. ...................................................... 2,009 70,657
Cheniere Energy, Inc. .................................................... 456 79,723
Chevron Corp. ......................................................... 3,713 580,787
ConocoPhillips Co. ..................................................... 2,345 268,221
Coterra Energy, Inc. ..................................................... 1,473 39,285
Devon Energy Corp. ..................................................... 1,264 59,914
Diamondback Energy, Inc. ................................................ 358 71,668
EOG Resources, Inc. .................................................... 1,155 145,380
EQT Corp. ............................................................ 834 30,841
Exxon Mobil Corp. ..................................................... 9,028 1,039,303
Halliburton Co. ........................................................ 1,777 60,027
Hess Corp. ............................................................ 562 82,906
Kinder Morgan, Inc. ..................................................... 3,900 77,493
Marathon Oil Corp. ..................................................... 1,132 32,454
Marathon Petroleum Corp. ................................................ 708 122,824
Occidental Petroleum Corp. ............................................... 1,782 112,319
ONEOK, Inc. .......................................................... 1,174 95,740
Phillips 66 ............................................................ 852 120,277
Schlumberger NV ...................................................... 2,875 135,643
Targa Resources Corp. ................................................... 439 56,534
Texas Pacific Land Corp. (b) ............................................... 46 33,776
The Williams Cos., Inc. .................................................. 2,447 103,998
Valero Energy Corp. ..................................................... 656 102,835
3,522,605
Financials (12.2%):
Aflac, Inc. ............................................................ 1,031 92,079
American Express Co. ................................................... 1,448 335,284
American International Group, Inc. .......................................... 1,334 99,036
Ameriprise Financial, Inc. ................................................. 200 85,438
Aon PLC , Class A ...................................................... 433 127,120
Apollo Global Management, Inc. ............................................ 815 96,227
Arch Capital Group Ltd. (a) ................................................ 731 73,750
Ares Management Corp. , Class A ........................................... 337 44,915
Arthur J. Gallagher & Co. ................................................. 435 112,800
Bank of America Corp. ................................................... 15,734 625,741
Berkshire Hathaway, Inc. , Class B (a) ......................................... 2,632 1,070,698
BlackRock, Inc. ........................................................ 296 233,047
Blackstone, Inc. ........................................................ 1,425 176,415
Block, Inc. (a) .......................................................... 1,102 71,068
Brown & Brown, Inc. .................................................... 474 42,380
Capital One Financial Corp. ............................................... 759 105,083
Cboe Global Markets, Inc. ................................................ 211 35,883
Chubb Ltd. ........................................................... 814 207,635
Cincinnati Financial Corp. ................................................ 310 36,611
Citigroup, Inc. ......................................................... 3,832 243,179
Citizens Financial Group, Inc. .............................................. 910 32,787
CME Group, Inc. ....................................................... 723 142,142
Coinbase Global, Inc. , Class A (a) ........................................... 379 84,225
Corebridge Financial, Inc. ................................................. 443 12,900
Discover Financial Services ............................................... 502 65,667
Everest Group Ltd. ...................................................... 67 25,528
FactSet Research Systems, Inc. ............................................. 77 31,437
Fidelity National Information Services, Inc. .................................... 1,120 84,403
Fifth Third Bancorp ..................................................... 1,370 49,991
First Citizens Bancshares, Inc. , Class A ....................................... 21 35,356

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Fiserv, Inc. (a) .......................................................... 1,170 $ 174,377
Franklin Resources, Inc. .................................................. 511 11,421
Global Payments, Inc. .................................................... 510 49,317
Huntington Bancshares, Inc. ............................................... 2,883 37,998
Intercontinental Exchange, Inc. ............................................. 1,146 156,876
Jack Henry & Associates, Inc. .............................................. 146 24,239
JPMorgan Chase & Co. .................................................. 5,765 1,166,029
KKR & Co., Inc. ....................................................... 1,353 142,390
Loews Corp. .......................................................... 369 27,579
LPL Financial Holdings, Inc. ............................................... 149 41,616
M&T Bank Corp. ....................................................... 334 50,554
Markel Group, Inc. (a) .................................................... 26 40,967
Marsh & McLennan Cos., Inc. ............................................. 994 209,456
Mastercard, Inc. , Class A ................................................. 1,667 735,414
MetLife, Inc. .......................................................... 1,198 84,088
Moody's Corp. ......................................................... 367 154,481
Morgan Stanley ........................................................ 2,506 243,558
MSCI, Inc. ........................................................... 154 74,189
Nasdaq, Inc. .......................................................... 747 45,014
Northern Trust Corp. .................................................... 406 34,096
PayPal Holdings, Inc. (a) .................................................. 2,101 121,921
Principal Financial Group, Inc. ............................................. 469 36,793
Prudential Financial, Inc. ................................................. 722 84,611
Raymond James Financial, Inc. ............................................. 376 46,477
Regions Financial Corp. .................................................. 1,840 36,874
S&P Global, Inc. ....................................................... 630 280,980
State Street Corp. ....................................................... 604 44,696
Synchrony Financial ..................................................... 804 37,941
T. Rowe Price Group, Inc. ................................................. 440 50,736
The Allstate Corp. ...................................................... 529 84,460
The Bank of New York Mellon Corp. ......................................... 1,503 90,015
The Charles Schwab Corp. ................................................ 3,372 248,483
The Goldman Sachs Group, Inc. ............................................ 647 292,651
The Hartford Financial Services Group, Inc. .................................... 594 59,721
The PNC Financial Services Group, Inc. ...................................... 799 124,228
The Progressive Corp. ................................................... 1,177 244,475
The Travelers Cos., Inc. .................................................. 460 93,536
Truist Financial Corp. .................................................... 2,688 104,429
U.S. Bancorp .......................................................... 3,138 124,579
Visa, Inc. , Class A ...................................................... 3,164 830,455
W.R. Berkley Corp. ..................................................... 405 31,825
Wells Fargo & Co. ...................................................... 7,016 416,680
Willis Towers Watson PLC ................................................ 205 53,739
11,522,789
Health Care (11.6%):
Abbott Laboratories ..................................................... 3,481 361,711
AbbVie, Inc. .......................................................... 3,555 609,754
Agilent Technologies, Inc. ................................................. 586 75,963
Align Technology, Inc. (a) ................................................. 142 34,283
Alnylam Pharmaceuticals, Inc. (a) ........................................... 253 61,479
Amgen, Inc. ........................................................... 1,079 337,134
Avantor, Inc. (a) ........................................................ 1,334 28,281
Baxter International, Inc. ................................................. 1,022 34,186
Becton Dickinson & Co. .................................................. 582 136,019
Biogen, Inc. (a) ......................................................... 291 67,460
BioMarin Pharmaceutical, Inc. (a) ........................................... 375 30,874
Boston Scientific Corp. (a) ................................................. 2,950 227,180
Bristol-Myers Squibb Co. ................................................. 4,082 169,525
Cardinal Health, Inc. .................................................... 488 47,980
Cencora, Inc. .......................................................... 351 79,080
Centene Corp. (a) ....................................................... 1,064 70,543
CVS Health Corp. ...................................................... 2,526 149,186
Danaher Corp. ......................................................... 1,361 340,046

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Dexcom, Inc. (a) ........................................................ 789 $ 89,457
Edwards Lifesciences Corp. (a) ............................................. 1,195 110,382
Elevance Health, Inc. .................................................... 466 252,507
Eli Lilly & Co. ......................................................... 1,713 1,550,916
GE HealthCare Technologies, Inc. ........................................... 855 66,622
Gilead Sciences, Inc. .................................................... 2,509 172,143
GRAIL, Inc. (a) (b) ...................................................... 53 817
HCA Healthcare, Inc. .................................................... 382 122,729
Hologic, Inc. (a) ........................................................ 464 34,452
Humana, Inc. .......................................................... 242 90,423
IDEXX Laboratories, Inc. (a) ............................................... 165 80,388
Illumina, Inc. (a) ........................................................ 319 33,297
Incyte Corp. (a) ......................................................... 445 26,976
Insulet Corp. (a) ........................................................ 140 28,252
Intuitive Surgical, Inc. (a) ................................................. 710 315,844
IQVIA Holdings, Inc. (a) .................................................. 364 76,964
Johnson & Johnson ..................................................... 4,843 707,853
Labcorp Holdings, Inc. ................................................... 169 34,393
McKesson Corp. ....................................................... 261 152,434
Medtronic PLC ........................................................ 2,641 207,873
Merck & Co., Inc. ...................................................... 5,099 631,256
Mettler-Toledo International, Inc. (a) ......................................... 42 58,699
Moderna, Inc. (a) ....................................................... 679 80,631
Molina Healthcare, Inc. (a) ................................................ 117 34,784
Pfizer, Inc. ............................................................ 11,416 319,420
Quest Diagnostics, Inc. ................................................... 223 30,524
Regeneron Pharmaceuticals, Inc. (a) .......................................... 214 224,920
ResMed, Inc. .......................................................... 294 56,278
Revvity, Inc. .......................................................... 248 26,005
Royalty Pharma PLC , Class A .............................................. 774 20,410
STERIS PLC .......................................................... 199 43,688
Stryker Corp. .......................................................... 720 244,980
The Cigna Group ....................................................... 562 185,780
The Cooper Cos., Inc. (a) .................................................. 399 34,833
Thermo Fisher Scientific, Inc. .............................................. 768 424,704
UnitedHealth Group, Inc. ................................................. 1,851 942,640
Veeva Systems, Inc. , Class A (a) ............................................. 297 54,354
Vertex Pharmaceuticals, Inc. (a) ............................................. 519 243,266
Viatris, Inc. ........................................................... 2,392 25,427
Waters Corp. (a) ........................................................ 119 34,524
West Pharmaceutical Services, Inc. .......................................... 146 48,091
Zimmer Biomet Holdings, Inc. ............................................. 414 44,931
Zoetis, Inc. ........................................................... 919 159,318
10,984,869
Industrials (8.2%):
3M Co. .............................................................. 1,114 113,840
AMETEK, Inc. ........................................................ 464 77,353
Automatic Data Processing, Inc. ............................................ 824 196,681
Axon Enterprise, Inc. (a) .................................................. 144 42,371
Booz Allen Hamilton Holding Corp. ......................................... 256 39,398
Broadridge Financial Solutions, Inc. ......................................... 237 46,689
Builders FirstSource, Inc. (a) ............................................... 241 33,357
Carlisle Cos., Inc. ....................................................... 95 38,495
Carrier Global Corp. ..................................................... 1,695 106,921
Caterpillar, Inc. ........................................................ 984 327,770
Cintas Corp. .......................................................... 174 121,845
Copart, Inc. (a) ......................................................... 1,762 95,430
CSX Corp. ............................................................ 3,934 131,592
Cummins, Inc. ......................................................... 271 75,048
Deere & Co. .......................................................... 515 192,419
Delta Air Lines, Inc. ..................................................... 1,296 61,482
Dover Corp. ........................................................... 276 49,804
Eaton Corp. PLC ....................................................... 804 252,094

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
EMCOR Group, Inc. .................................................... 93 $ 33,952
Emerson Electric Co. .................................................... 1,148 126,464
Equifax, Inc. .......................................................... 248 60,130
Expeditors International of Washington, Inc. .................................... 283 35,316
Fastenal Co. ........................................................... 1,152 72,392
FedEx Corp. .......................................................... 452 135,528
Fortive Corp. .......................................................... 707 52,389
GE Vernova, Inc. (a) ..................................................... 550 94,330
General Dynamics Corp. .................................................. 549 159,287
General Electric Co. ..................................................... 2,197 349,257
Graco, Inc. ........................................................... 337 26,717
HEICO Corp. , Class A ................................................... 153 27,161
HEICO Corp. .......................................................... 85 19,007
Honeywell International, Inc. .............................................. 1,311 279,951
Howmet Aerospace, Inc. .................................................. 824 63,967
Hubbell, Inc. .......................................................... 108 39,472
IDEX Corp. ........................................................... 152 30,582
Illinois Tool Works, Inc. .................................................. 599 141,939
Ingersoll Rand, Inc. ..................................................... 811 73,671
J.B. Hunt Transport Services, Inc. ........................................... 166 26,560
Jacobs Solutions, Inc. .................................................... 249 34,788
Johnson Controls International PLC .......................................... 1,353 89,934
L3Harris Technologies, Inc. ............................................... 381 85,565
Leidos Holdings, Inc. .................................................... 269 39,242
Lennox International, Inc. ................................................. 64 34,239
Lockheed Martin Corp. ................................................... 483 225,609
Nordson Corp. ......................................................... 104 24,122
Norfolk Southern Corp. .................................................. 455 97,684
Northrop Grumman Corp. ................................................. 297 129,477
Old Dominion Freight Line, Inc. ............................................ 379 66,931
Otis Worldwide Corp. .................................................... 814 78,356
PACCAR, Inc. ......................................................... 1,037 106,749
Parker-Hannifin Corp. ................................................... 258 130,499
Paychex, Inc. .......................................................... 648 76,827
Quanta Services, Inc. .................................................... 291 73,940
Republic Services, Inc. ................................................... 413 80,262
Rockwell Automation, Inc. ................................................ 229 63,039
Rollins, Inc. ........................................................... 584 28,493
RTX Corp. ............................................................ 2,677 268,744
Snap-on, Inc. .......................................................... 104 27,185
Southwest Airlines Co. ................................................... 1,201 34,361
SS&C Technologies Holdings, Inc. .......................................... 433 27,136
Stanley Black & Decker, Inc. .............................................. 309 24,686
Textron, Inc. .......................................................... 382 32,799
The Boeing Co. (a) ...................................................... 1,235 224,782
Trane Technologies PLC .................................................. 455 149,663
TransDigm Group, Inc. ................................................... 110 140,537
TransUnion ........................................................... 390 28,922
Uber Technologies, Inc. (a) ................................................ 4,046 294,063
Union Pacific Corp. ..................................................... 1,226 277,395
United Airlines Holdings, Inc. (a) ............................................ 659 32,067
United Parcel Service, Inc. , Class B .......................................... 1,470 201,169
United Rentals, Inc. ..................................................... 134 86,662
Veralto Corp. .......................................................... 477 45,539
Verisk Analytics, Inc. .................................................... 287 77,361
Vertiv Holdings Co. , Class A ............................................... 732 63,369
W.W. Grainger, Inc. ..................................................... 90 81,202
Waste Management, Inc. .................................................. 807 172,165
Watsco, Inc. ........................................................... 70 32,427
Westinghouse Air Brake Technologies Corp. .................................... 352 55,634
Xylem, Inc. ........................................................... 485 65,781
7,760,066

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
IT Services (1.2%):
Accenture PLC , Class A .................................................. 1,264 $ 383,510
Akamai Technologies, Inc. (a) .............................................. 301 27,114
Cloudflare, Inc. , Class A (a) ................................................ 596 49,367
Cognizant Technology Solutions Corp. , Class A ................................. 1,000 68,000
Gartner, Inc. (a) ........................................................ 152 68,257
GoDaddy, Inc. , Class A (a) ................................................. 281 39,259
International Business Machines Corp. ........................................ 1,850 319,957
MongoDB, Inc. (a) ...................................................... 143 35,744
Okta, Inc. (a) .......................................................... 319 29,862
Snowflake, Inc. , Class A (a) ................................................ 623 84,161
VeriSign, Inc. (a) ........................................................ 199 35,382
1,140,613
Materials (2.1%):
Air Products and Chemicals, Inc. ............................................ 445 114,832
Albemarle Corp. ....................................................... 236 22,543
Amcor PLC ........................................................... 2,903 28,391
Avery Dennison Corp. ................................................... 160 34,984
Ball Corp. ............................................................ 622 37,333
Celanese Corp. ......................................................... 219 29,541
CF Industries Holdings, Inc. ............................................... 366 27,128
Corteva, Inc. .......................................................... 1,403 75,678
Dow, Inc. ............................................................ 1,414 75,013
DuPont de Nemours, Inc. ................................................. 840 67,612
Ecolab, Inc. ........................................................... 512 121,856
Freeport-McMoRan, Inc. ................................................. 2,873 139,628
International Flavors & Fragrances, Inc. ....................................... 463 44,082
International Paper Co. ................................................... 685 29,558
Linde PLC ............................................................ 952 417,747
Lyondellbasell Industries NV , Class A ........................................ 523 50,030
Martin Marietta Materials, Inc. ............................................. 123 66,641
Newmont Corp. ........................................................ 2,321 97,180
Nucor Corp. ........................................................... 480 75,878
Packaging Corp. of America ............................................... 177 32,313
PPG Industries, Inc. ..................................................... 471 59,294
Reliance, Inc. .......................................................... 115 32,844
Steel Dynamics, Inc. ..................................................... 296 38,332
The Sherwin-Williams Co. ................................................ 469 139,964
Vulcan Materials Co. .................................................... 266 66,149
Westlake Corp. ........................................................ 67 9,703
1,934,254
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. ......................................... 348 40,705
American Tower Corp. ................................................... 939 182,523
AvalonBay Communities, Inc. .............................................. 285 58,964
CBRE Group, Inc. , Class A (a) .............................................. 614 54,713
CoStar Group, Inc. (a) .................................................... 814 60,350
Crown Castle, Inc. ...................................................... 874 85,390
Digital Realty Trust, Inc. .................................................. 650 98,832
Equinix, Inc. .......................................................... 191 144,511
Equity Residential ...................................................... 749 51,936
Essex Property Trust, Inc. ................................................. 128 34,842
Extra Space Storage, Inc. ................................................. 421 65,428
Gaming and Leisure Properties, Inc. ......................................... 523 23,645
Invitation Homes, Inc. ................................................... 1,230 44,145
Iron Mountain, Inc. ..................................................... 586 52,517
Mid-America Apartment Communities, Inc. .................................... 234 33,371
Prologis, Inc. .......................................................... 1,859 208,784
Public Storage ......................................................... 318 91,473
Realty Income Corp. .................................................... 1,753 92,593
SBA Communications Corp. ............................................... 215 42,204
Simon Property Group, Inc. ............................................... 651 98,822

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Sun Communities, Inc. ................................................... 248 $ 29,844
UDR, Inc. ............................................................ 660 27,159
Ventas, Inc. ........................................................... 812 41,623
VICI Properties, Inc. .................................................... 2,095 60,001
Welltower, Inc. ......................................................... 1,204 125,517
Weyerhaeuser Co. ...................................................... 1,464 41,563
WP Carey, Inc. ......................................................... 436 24,002
1,915,457
Semiconductors & Semiconductor Equipment (11.5%):
Advanced Micro Devices, Inc. (a) ............................................ 3,239 525,398
Analog Devices, Inc. .................................................... 996 227,347
Applied Materials, Inc. ................................................... 1,663 392,451
Broadcom, Inc. ........................................................ 915 1,469,060
Enphase Energy, Inc. (a) .................................................. 264 26,323
Entegris, Inc. .......................................................... 302 40,891
First Solar, Inc. (a) ...................................................... 204 45,994
Intel Corp. ............................................................ 8,575 265,568
KLA Corp. ........................................................... 271 223,442
Lam Research Corp. ..................................................... 262 278,991
Marvell Technology, Inc. ................................................. 1,725 120,577
Microchip Technology, Inc. ................................................ 1,059 96,898
Micron Technology, Inc. .................................................. 2,221 292,128
Monolithic Power Systems, Inc. ............................................ 94 77,238
NVIDIA Corp. ......................................................... 47,452 5,862,220
ON Semiconductor Corp. (a) ............................................... 863 59,159
QUALCOMM, Inc. ..................................................... 2,244 446,960
Skyworks Solutions, Inc. ................................................. 322 34,319
Teradyne, Inc. ......................................................... 310 45,970
Texas Instruments, Inc. ................................................... 1,832 356,379
10,887,313
Software (11.2%):
Adobe, Inc. (a) ......................................................... 899 499,431
ANSYS, Inc. (a) ........................................................ 175 56,263
AppLovin Corp. , Class A (a) ............................................... 340 28,295
Atlassian Corp. , Class A (a) ................................................ 296 52,357
Autodesk, Inc. (a) ....................................................... 434 107,393
Bentley Systems, Inc. , Class B ............................................. 262 12,932
Cadence Design Systems, Inc. (a) ............................................ 543 167,108
Corpay, Inc. (a) ......................................................... 137 36,498
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 455 174,352
Datadog, Inc. , Class A (a) ................................................. 563 73,016
Dynatrace, Inc. (a) ...................................................... 563 25,189
Fair Isaac Corp. (a) ...................................................... 48 71,456
Fortinet, Inc. (a) ........................................................ 1,269 76,483
Gen Digital, Inc. ....................................................... 1,145 28,602
HubSpot, Inc. (a) ....................................................... 98 57,799
Intuit, Inc. ............................................................ 548 360,151
Microsoft Corp. ........................................................ 14,758 6,596,088
MicroStrategy, Inc. (a) (b) .................................................. 32 44,079
Oracle Corp. .......................................................... 3,217 454,240
Palantir Technologies, Inc. , Class A (a) ........................................ 3,843 97,343
Palo Alto Networks, Inc. (a) ................................................ 644 218,323
PTC, Inc. (a) ........................................................... 239 43,419
Roper Technologies, Inc. .................................................. 215 121,187
Salesforce, Inc. ........................................................ 1,902 489,004
ServiceNow, Inc. (a) ..................................................... 411 323,321
Synopsys, Inc. (a) ....................................................... 307 182,683
Tyler Technologies, Inc. (a) ................................................ 85 42,736
Workday, Inc. , Class A (a) ................................................. 420 93,895
Zoom Video Communications, Inc. , Class A (a) .................................. 485 28,707

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Zscaler, Inc. (a) ......................................................... 183 $ 35,171
10,597,521
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc. ........................................................... 30,876 6,503,103
Dell Technologies, Inc. , Class C ............................................ 544 75,023
Hewlett Packard Enterprise Co. ............................................. 2,608 55,211
HP, Inc. .............................................................. 1,968 68,919
NetApp, Inc. .......................................................... 413 53,195
Pure Storage, Inc. , Class A (a) .............................................. 614 39,425
Seagate Technology Holdings PLC (b) ........................................ 421 43,477
Super Micro Computer, Inc. (a) ............................................. 101 82,754
Western Digital Corp. (a) .................................................. 646 48,948
6,970,055
Utilities (2.2%):
Alliant Energy Corp. .................................................... 515 26,214
Ameren Corp. ......................................................... 535 38,044
American Electric Power Co., Inc. ........................................... 1,062 93,180
American Water Works Co., Inc. ............................................ 392 50,631
Atmos Energy Corp. ..................................................... 303 35,345
CenterPoint Energy, Inc. .................................................. 1,286 39,840
CMS Energy Corp. ...................................................... 598 35,599
Consolidated Edison, Inc. ................................................. 696 62,236
Constellation Energy Corp. ................................................ 634 126,971
Dominion Energy, Inc. ................................................... 1,687 82,663
DTE Energy Co. ....................................................... 416 46,180
Duke Energy Corp. ...................................................... 1,553 155,657
Edison International ..................................................... 775 55,653
Entergy Corp. ......................................................... 429 45,903
Evergy, Inc. ........................................................... 456 24,154
Eversource Energy ...................................................... 708 40,151
Exelon Corp. .......................................................... 2,012 69,635
FirstEnergy Corp. ....................................................... 1,158 44,317
NextEra Energy, Inc. .................................................... 4,137 292,941
NRG Energy, Inc. ....................................................... 409 31,845
PG&E Corp. .......................................................... 4,053 70,765
PPL Corp. ............................................................ 1,483 41,005
Public Service Enterprise Group, Inc. ......................................... 1,003 73,921
Sempra .............................................................. 1,275 96,976
The AES Corp. ........................................................ 1,430 25,125
The Southern Co. ....................................................... 2,199 170,576
Vistra Corp. ........................................................... 693 59,584
WEC Energy Group, Inc. ................................................. 636 49,901
Xcel Energy, Inc. ....................................................... 1,116 59,606
2,044,618
Total Common Stocks (Cost $20,906,980) 93,977,624
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 31,820 31,820
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 31,820 31,820
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 31,820 31,820
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 31,820 31,820
Total Collateral for Securities Loaned (Cost $127,280) 127,280
Total Investments (Cost $21,034,260) — 99.5% 94,104,904
Other assets in excess of liabilities — 0.5% 474,520
NET ASSETS - 100.00% $ 94,579,424
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
(c) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 9/20/24 $ 552,783 $ 552,150 $ (633)
Total unrealized appreciation $ —
Total unrealized depreciation (633)
Total net unrealized appreciation (depreciation) $ (633)

Statement of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory 500 Index
VIP Series
Assets:
Investments, at value (Cost $21,034,260) $ 94,104,904 (a)
Cash 490,869
Deposit with broker for futures contracts 173,328
Receivables:
Interest and dividends 47,867
Capital shares issued 46
From Adviser 21,785
Variation margin on open futures contracts 1,821
Prepaid expenses 556
Total Assets 94,841,176
Liabilities:
Payables:
Collateral received on loaned securities 127,280
Capital shares redeemed 80,537
Variation margin on open futures contracts 3,675
Accrued expenses and other payables:
Investment advisory fees 19,364
Administration fees 4,237
Transfer agent fees 13
Sub-Transfer agent fees 1,055
Compliance fees 63
Other accrued expenses 25,528
Total Liabilities 261,752
Commitments and contingencies (Note 4 )
Net Assets:
Capital 6,103,460
Total accumulated earnings (loss) 88,475,964
Net Assets $ 94,579,424
Shares (unlimited shares authorized with a par value of $0.001 per share):
5,222,261
Net asset value: $ 18 .11
(a) Includes $119,504 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2024

See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory 500 Index
VIP Series
Investment Income:
Dividends $ 653,624
Interest 14,842
Securities lending (net of fees) 17
Total Income 668,483
Expenses:
Investment advisory fees 117,514
Administration fees 25,215
Sub-Administration fees 9,665
Custodian fees 3,424
Transfer agent fees 133
Sub-Transfer agent fees 2,056
Trustees' fees 3,478
Compliance fees 416
Legal and audit fees 8,788
Licensing fees 16,875
Other expenses 6,440
Total Expenses 194,004
Expenses waived/reimbursed by Adviser (62,375)
Net Expenses 131,629
Net Investment Income (Loss) 536,854
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,948,850
Net realized gains (losses) from futures contracts 121,192
Net change in unrealized appreciation/depreciation on investment securities 4,598,911
Net change in unrealized appreciation/depreciation on futures contracts (9,468)
Net realized/unrealized gains (losses) on investments 12,659,485
Change in net assets resulting from operations $ 13,196,339

Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index VIP Series
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 536,854 $ 1,181,105
Net realized gains (losses) 8,070,042 7,786,272
Net change in unrealized appreciation/depreciation 4,589,443 12,171,453
Change in net assets resulting from operations 13,196,339 21,138,830
Change in net assets resulting from distributions to shareholders — (8,306,766)
Change in net assets resulting from capital transactions (11,050,799) (4,015,176)
Change in net assets 2,145,540 8,816,888
Net Assets:
Beginning of period 92,433,884 83,616,996
End of period $ 94,579,424 $ 92,433,884
Capital Transactions:
Proceeds from shares issued $ 2,525,099 $ 3,208,458
Distributions reinvested — 8,306,766
Cost of shares redeemed (13,575,898) (15,530,400)
Change in net assets resulting from capital transactions $ (11,050,799) $ (4,015,176)
Share Transactions:
Issued 151,593 210,388
Reinvested — 528,373
Redeemed (798,378) (1,010,893)
Change in Shares (646,785) (272,132)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory 500 Index VIP Series
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.75 $13.62 $19.79 $17.71 $19.35 $16.92
Investment Activities:
Net investment income (loss)(a) 0.10 0.20 0.21 0.21 0.28 0.34
Net realized and unrealized gains (losses) 2.26 3.45 (3.95) 4.59 3.53 4.88
Total from Investment Activities 2.36 3.65 (3.74) 4.80 3.81 5.22
Distributions to Shareholders from:
Net investment income — (0.20) (0.19) (0.23) (0.32) (0.37)
Net realized gains — (1.32) (2.24) (2.49) (5.13) (2.42)
Total Distributions — (1.52) (2.43) (2.72) (5.45) (2.79)
Net Asset Value, End of Period $18.11 $15.75 $13.62 $19.79 $17.71 $19.35
Total Return(b)(c)(d) 14.98% 26.94% (19.36)% 27.43% 20.13% 31.04%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.28% 0.28% 0.28% 0.28% 0.28% 0.28%
Net Investment Income (Loss)(e) 1.14% 1.33% 1.26% 1.04% 1.46% 1.71%
Gross Expenses(e)(f) 0.41% 0.41% 0.41% 0.48% 0.58% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $94,579 $92,434 $83,617 $116,044 $103,571 $100,139
Portfolio Turnover(b) 1% 8% 7% 9% 13% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2024
Victory Variable Insurance Funds
16
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory 500 Index VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
17
(Unaudited)
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
Level 1 Level 2 Level 3 Total
Victory 500 Index VIP Series
Common Stocks ............................ $ 93,977,624 $ — $ — $ 93,977,624
Collateral for Securities Loaned ................ 127,280 — — 127,280
Total .................................... $ 94,104,904 $ — $ — $ 94,104,904
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (633) — — (633)
Total .................................... $ (633) $ — $ — $ (633)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (633)
Victory 500 Index VIP Series ........................................................................... $ 633
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
18
(Unaudited)
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2024.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 121192.00 8218.00
Victory 500 Index VIP Series ......................................................... $ 121,192 $ 9,468
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory 500 Index VIP Series ........................................ $ 119,504 $ — $ 127,280

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
19
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service
Excluding U.S. Government Securities
Purchases Sales
Victory 500 Index VIP Series .......................................................... $ 785,896 $ 11,541,062
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
20
(Unaudited)
providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.
Derivatives Risk -- The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument
In effect until April 30, 2025
Victory 500 Index VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Victory 500 Index VIP Series ................................ $ 92,146 $ 124,202 $ 119,712 $ 62,375 $ 398,435

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
21
(Unaudited)
and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended December 31, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.

Supplemental Information
June 30, 2024
Victory Variable Insurance Funds
22
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SPIVIP-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Variable Insurance Funds
Victory High Yield VIP Series

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Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
11
Notes to Financial Statements 12
Supplemental Information
Proxy Voting and Portfolio Holdings Information
18

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Variable Insurance Funds
Victory High Yield VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.0%)
Health Care (0.0%):
Covis Parent SCA, Class A Shares (a) (b) ....................................... 147 $ —
Covis Parent SCA, Class B Shares (a) (b) ....................................... 147 —
Covis Parent SCA, Class C Shares (a) (b) ....................................... 147 —
Covis Parent SCA, Class D Shares (a) (b) ...................................... 147 —
Covis Parent SCA, Class E Shares (a) (b) ....................................... 147 —
—
Total Common Stocks (Cost $–) —
Principal Amount
Senior Secured Loans (17.6%)
Consumer Discretionary (5.6%):
Bally's Corp., Term B Facility Loans, First Lien , 8 .57% ( SOFR03M + 325 bps ) , 10/2/28 (c) ... $ 248,724 235,823
Carnival Corp., 2027 Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 8/9/27 (c) ....... 95,380 95,679
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .60% ( SOFR03M + 525 bps ) ,
4/9/29 (c) ......................................................... 249,365 236,478
Jo-Ann Stores LLC,Term B-1 Loan, First Lien , 6/30/28 (d) ......................... 562 492
Men's Wearhouse, Inc., Term Loans, First Lien , 11 .84% ( SOFR03M + 650 bps ) , 2/26/29 (c) ... 95,848 94,890
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56%
( SOFR03M + 325 bps ) , 3/3/28 (c) ......................................... 170,353 156,701
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 4/17/28 (c) .. 291,000 260,710
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/11/26 (c) 11,580 11,599
1,092,372
Financials (5.2%):
Chariot Buyer LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 11/3/28 (c) .. 195,000 194,756
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 11 .80% ( SOFR03M + 650 bps ) ,
2/4/27 (c) ......................................................... 181,456 71,221
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
1/29/29 (c) ........................................................ 246,843 246,999
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .84% ( SOFR03M + 350 bps ) ,
2/25/29 (c) ........................................................ 99,492 98,533
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/15/28 (c) ....................................................... 488,750 226,780
Westjet Loyalty LP, Initial Term Loan, First Lien , 9 .05% ( SOFR03M + 375 bps ) , 2/14/31 (c) ... 200,000 200,800
1,039,089
Health Care (4.6%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .83% ( SOFR01M + 550 bps ) , 5/4/28 (c) 246,875 248,006
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 10 .10%
( SOFR03M + 475 bps ) , 10/31/28 (c) ....................................... 368,498 356,245
LifeScan Global Corp., Term Loan, First Lien , 11 .83% ( SOFR03M + 650 bps ) , 12/31/26 (c) ... 302,260 139,290
Radiology Partners, Inc., Term B, First Lien , 8 .83% ( SOFR03M + 350 bps ) , 1/31/29 (c) ...... 196,020 185,239
928,780
Industrials (1.6%):
Air Canada, Term Loans, First Lien , 7 .85% ( SOFR03M + 250 bps ) , 3/21/31 (c) ............ 149,625 149,671
Cengage Learning, Inc.,Term B Loans, First Lien , 9 .54% ( SOFR06M + 425 bps ) , 3/14/31 (c) .. 109,725 109,931
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien , 5/1/31 (d) ................... 75,000 74,563
334,165
Information Technology (0.6%):
McAfee Corp.,Tranche B-1 Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 3/1/29 (c) ... 125,000 124,708
Total Senior Secured Loans (Cost $4,046,447) 3,519,114
Corporate Bonds (61.8%)
Communication Services (8.5%):
AMC Networks, Inc. , 10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (e) ................. 125,000 123,112
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (e) ................................................... 250,000 253,835
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (e) ....... 200,000 201,317

Victory Variable Insurance Funds
Victory High Yield VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
CSC Holdings LLC
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (e) ............................. $ 100,000 $ 85,387
6 .50% , 2/1/29 , Callable 7/15/24 @ 103.25 (e) ............................... 200,000 146,312
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 8/2/24 @ 100 (e) ........... 181,000 76,925
Frontier Communications Holdings LLC , 5 .88% , 10/15/27 , Callable 8/2/24 @ 102.94 (e) .... 125,000 121,963
Gray Television, Inc.
7 .00% , 5/15/27 , Callable 7/15/24 @ 101.75 (e) (f) ............................ 250,000 230,077
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (e) (f) ........................... 125,000 70,947
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (e) (f) .......... 250,000 151,547
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (e) .......... 250,000 233,222
1,694,644
Consumer Discretionary (18.8%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 8/2/24 @
102.69 (e) (f) ....................................................... 375,000 343,411
Caesars Entertainment, Inc.
8 .13% , 7/1/27 , Callable 7/15/24 @ 102.03 (e) ............................... 400,000 408,172
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (e) .............................. 250,000 251,220
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (e) .......... 150,000 162,439
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 8/2/24 @ 102.63 (e) ................... 250,000 238,842
Hanesbrands, Inc.
4 .88% , 5/15/26 , Callable 2/15/26 @ 100 (e) ................................ 200,000 195,624
9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (e) (f) ............................. 250,000 261,974
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc , 6 .63% ,
1/15/32 , Callable 1/15/27 @ 103.31 (e) .................................... 250,000 251,137
Light & Wonder International, Inc. , 7 .00% , 5/15/28 , Callable 7/18/24 @ 101.75 (e) ........ 475,000 477,413
PetSmart, Inc./PetSmart Finance Corp.
4 .75% , 2/15/28 , Callable 8/2/24 @ 102.38 (e) ............................... 125,000 116,106
7 .75% , 2/15/29 , Callable 8/2/24 @ 103.88 (e) ............................... 75,000 72,969
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. , 5 .88% , 9/1/31 , Callable
9/1/26 @ 102.98 (e) ................................................. 250,000 170,303
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (e) ................................................. 250,000 243,703
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (e) (f) ..................... 225,000 137,905
The Michaels Cos., Inc. , 7 .88% , 5/1/29 , Callable 7/15/24 @ 103.94 (e) ................. 125,000 80,904
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (e) ........................................................... 350,000 362,901
3,775,023
Consumer Staples (1.6%):
B&G Foods, Inc. , 5 .25% , 9/15/27 , Callable 8/2/24 @ 101.31 (f) ...................... 350,000 324,656
Energy (9.0%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 8/2/24 @ 103.81 (e) .................. 50,000 51,467
CITGO Petroleum Corp.
7 .00% , 6/15/25 , Callable 8/2/24 @ 100 (e) ................................. 250,000 250,006
8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (e) ............................. 500,000 515,377
Comstock Resources, Inc. , 6 .75% , 3/1/29 , Callable 7/18/24 @ 103.38 (e) ............... 375,000 363,380
Delek Logistics Partners LP/Delek Logistics Finance Corp. , 8 .63% , 3/15/29 , Callable 3/15/26
@ 104.31 (e) ...................................................... 125,000 128,754
New Fortress Energy, Inc. , 6 .50% , 9/30/26 , Callable 8/2/24 @ 101.63 (e) ............... 250,000 229,045
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 8/2/24 @ 102.94 (e) .......... 120,000 118,312
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (e) ................................. 100,000 104,983
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (e) ................................ 50,000 52,794
1,814,118
Financials (4.2%):
Acrisure LLC/Acrisure Finance, Inc. , 7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (e) ....... 200,000 200,437
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (e) .................. 125,000 131,219
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (e) ............ 100,000 104,289
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 8/2/24 @ 104 (e) ................ 125,000 121,599
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 8/2/24 @ 102.75 (e) ................ 100,000 92,735

Victory Variable Insurance Funds
Victory High Yield VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 8/15/24 @ 102.81 (e) .................. $ 200,000 $ 184,814
835,093
Health Care (5.9%):
CHS/Community Health Systems, Inc.
6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (e) ................................ 200,000 139,512
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (e) .............................. 25,000 20,628
LifePoint Health, Inc.
5 .38% , 1/15/29 , Callable 8/2/24 @ 102.69 (e) ............................... 225,000 197,046
11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (e) ............................ 150,000 165,326
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (e) ......................................................... 250,000 224,466
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Callable 8/2/24 @ 100 (e) (g) ................. 315,494 252,265
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 7/18/24 @ 100 (e) ................ 200,000 190,651
1,189,894
Industrials (7.3%):
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (e) .............................. 125,000 125,000
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (e) ............................. 100,000 103,919
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (e) ................ 150,000 146,170
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (e) .................... 100,000 103,499
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/2/24 @ 103.25 (e) ..................... 250,000 226,750
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 8/2/24 @ 101.63 (e) ........................................... 150,000 150,331
Pike Corp. , 5 .50% , 9/1/28 , Callable 8/2/24 @ 102.75 (e) ........................... 400,000 383,428
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (e) ............... 100,000 90,071
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 8/2/24 @ 102.42 (e) ............... 125,000 127,378
1,456,546
Information Technology (4.0%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (e) .............................. 250,000 240,163
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (e) ............................... 200,000 193,953
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (e) .............. 375,000 359,039
793,155
Materials (2.5%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 8/2/24
@ 101.31 (e) (f) ..................................................... 225,000 138,562
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 125,000 115,382
CVR Partners LP/CVR Nitrogen Finance Corp. , 6 .13% , 6/15/28 , Callable 8/2/24 @ 103.06 (e) 250,000 240,285
494,229
Total Corporate Bonds (Cost $12,800,530) 12,377,358
Yankee Dollars (15.6%)
Communication Services (2.7%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (e) .............. 375,000 349,801
Telesat Canada/Telesat LLC , 5 .63% , 12/6/26 , Callable 7/18/24 @ 102.81 (e) ............. 400,000 184,936
534,737
Consumer Discretionary (3.3%):
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (e) .......................... 150,000 148,152
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (e) ........... 250,000 258,867
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 8/2/24 @ 102.81 (e) ........ 250,000 244,526
651,545
Energy (4.7%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 8/2/24 @ 101.41 (e) .......... 100,000 100,006
Seadrill Finance Ltd. , 8 .38% , 8/1/30 , Callable 8/1/26 @ 104.19 (e) .................... 250,000 261,259
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 8/2/24 @ 101.63 (e) ...................... 200,000 199,194
Transocean, Inc.
8 .00% , 2/1/27 , Callable 7/15/24 @ 102 (e) ................................. 193,000 192,444

Victory Variable Insurance Funds
Victory High Yield VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
7 .50% , 4/15/31 .................................................... $ 200,000 $ 187,176
940,079
Financials (1.3%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (e) ......................................................... 250,000 262,166
Health Care (1.0%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 8/2/24 @ 103.06 (e) ................. 250,000 209,062
Industrials (1.2%):
Bombardier, Inc. , 7 .88% , 4/15/27 , Callable 8/2/24 @ 100 (e) ........................ 82,000 82,257
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (e) (f) ..................................................... 200,000 156,199
238,456
Materials (1.4%):
INEOS Finance PLC , 6 .75% , 5/15/28 , Callable 2/15/25 @ 103.38 (e) .................. 75,000 75,266
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (e) ................. 200,000 211,356
286,622
Total Yankee Dollars (Cost $3,195,104) 3,122,667
U.S. Government Agency Mortgages (1.0%)
Federal Home Loan Bank
5 .29% , 7/1/24 (h) ................................................... 200,000 199,971
Total U.S. Government Agency Mortgages (Cost $200,000) 199,971
Shares
Collateral for Securities Loaned (8.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (i) ........ 412,985 412,985
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (i) ............ 412,985 412,985
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (i) ................ 412,985 412,985
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (i) . 412,985 412,985
Total Collateral for Securities Loaned (Cost $1,651,940) 1,651,940
Total Investments (Cost $21,894,021) — 104.2% 20,871,050
Liabilities in excess of other assets — (4.2)% (842,888)
NET ASSETS - 100.00% $ 20,028,162
At June 30, 2024, the Fund's investments in foreign securities were 17.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(d) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$14,872,810 and amounted to 74.3% of net assets.
(f) All or a portion of this security is on loan.
(g) All of the coupon is PIK.
(h) Rate represents the effective yield at June 30, 2024.
(i) Rate disclosed is the daily yield on June 30, 2024.

Victory Variable Insurance Funds
Victory High Yield VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
bps
—
Basis points
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2024.

Statement of Assets and Liabilities
June 30, 2024
8
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory High Yield
VIP Series
Assets:
Investments, at value (Cost $21,894,021) $ 20,871,050 (a)
Cash 411,313
Receivables:
Interest and dividends 386,185
Investments sold 199,024
From Adviser 5,871
Prepaid expenses 124
Total Assets 21,873,567
Liabilities:
Payables:
Collateral received on loaned securities 1,651,940
Investments purchased 125,000
Capital shares redeemed 37,003
Accrued expenses and other payables:
Investment advisory fees 9,945
Administration fees 907
Custodian fees 1,648
Transfer agent fees 9
Sub-Transfer agent fees 4,842
Compliance fees 14
Other accrued expenses 14,097
Total Liabilities 1,845,405
Commitments and contingencies (Note 4 )
Net Assets:
Capital 24,869,271
Total accumulated earnings (loss) (4,841,109)
Net Assets $ 20,028,162
Shares (unlimited shares authorized with a par value of $0.001 per share):
3,181,446
Net asset value: $ 6 .30
(a) Includes $1,571,267 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2024
9
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory High Yield
VIP Series
Investment Income:
Dividends $ 1,533
Interest 892,761
Securities lending (net of fees) 16,255
Total Income 910,549
Expenses:
Investment advisory fees 62,243
Administration fees 5,526
Sub-Administration fees 9,169
Custodian fees 5,199
Transfer agent fees 105
Sub-Transfer agent fees 9,013
Trustees' fees 1,427
Compliance fees 93
Legal and audit fees 7,586
Interest fees 389
Other expenses 7,732
Total Expenses 108,482
Expenses waived/reimbursed by Adviser (15,797)
Net Expenses 92,685
Net Investment Income (Loss) 817,864
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (563,076)
Net change in unrealized appreciation/depreciation on investment securities 461,938
Net realized/unrealized gains (losses) on investments (101,138)
Change in net assets resulting from operations $ 716,726

10
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Yield VIP Series
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 817,864 $ 1,731,032
Net realized gains (losses) (563,076) (2,214,109)
Net change in unrealized appreciation/depreciation 461,938 2,839,257
Change in net assets resulting from operations 716,726 2,356,180
Change in net assets resulting from distributions to shareholders — (1,670,342)
Change in net assets resulting from capital transactions (2,022,748) (1,490,405)
Change in net assets (1,306,022) (804,567)
Net Assets:
Beginning of period 21,334,184 22,138,751
End of period $ 20,028,162 $ 21,334,184
Capital Transactions:
Proceeds from shares issued $ 1,122,465 $ 1,116,442
Distributions reinvested — 1,670,342
Cost of shares redeemed (3,145,213) (4,277,189)
Change in net assets resulting from capital transactions $ (2,022,748) $ (1,490,405)
Share Transactions:
Issued 182,157 179,407
Reinvested — 275,634
Redeemed (507,825) (688,700)
Change in Shares (325,668) (233,659)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory High Yield VIP Series
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $6.08 $5.92 $7.40 $7.42 $7.36 $6.84
Investment Activities:
Net investment income (loss)(a) 0.24 0.49 0.44 0.40 0.44 0.47
Net realized and unrealized gains (losses) (0.02) 0.18 (1.44) 0.03 0.14 0.62
Total from Investment Activities 0.22 0.67 (1.00) 0.43 0.58 1.09
Distributions to Shareholders from:
Net investment income — (0.51) (0.48) (0.45) (0.52) (0.57)
Total Distributions — (0.51) (0.48) (0.45) (0.52) (0.57)
Net Asset Value, End of Period $6.30 $6.08 $5.92 $7.40 $7.42 $7.36
Total Return(b)(c)(d) 3.45% 11.41% (13.55)% 5.85% 7.92% 15.89%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(e) 7.89% 7.88% 6.55% 5.21% 6.10% 6.22%
Gross Expenses(e)(f) 1.05% 1.02% 1.01% 0.99% 1.04% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $20,028 $21,334 $22,139 $30,016 $30,119 $30,739
Portfolio Turnover(b) 32% 52% 42% 75% 91% 60%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2024
Victory Variable Insurance Funds
12
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory High Yield VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
13
(Unaudited)
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Victory High Yield VIP Series
Common Stocks ............................ $ — $ — $ —(a) $ —(a)
Senior Secured Loans ........................ — 3,519,114 — 3,519,114
Corporate Bonds ........................... — 12,377,358 — 12,377,358
Yankee Dollars ............................ — 3,122,667 — 3,122,667
U.S. Government Agency Mortgages ............. — 199,971 — 199,971
Collateral for Securities Loaned ................ 1,651,940 — — 1,651,940
Total .................................... $ 1,651,940 $ 19,219,110 $ —(a) $ 20,871,050
(a) Zero market value security.

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
14
(Unaudited)
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2024.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory High Yield VIP Series ........................................ $ 1,571,267 $ — $ 1,651,940
Excluding U.S. Government Securities
Purchases Sales
Victory High Yield VIP Series .......................................................... $ 6,415,916 $ 7,378,366

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
15
(Unaudited)
VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”) with respect to the Fund. Park
Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In effect until April 30, 2025
Victory High Yield VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89%

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
16
(Unaudited)
place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Victory High Yield VIP Series ................................ $ 14,502 $ 30,665 $ 28,181 $ 15,797 $ 89,145

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
17
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
Short-Term
Amount
Long-Term
Amount Total
Victory High Yield VIP Series ............................................. $ (671,606) $ (5,149,795) $ (5,821,401)

Supplemental Information
June 30, 2024
Victory Variable Insurance Funds
18
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-HYVIP-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Variable Insurance Funds
Victory RS International VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
11
Notes to Financial Statements 12
Supplemental Information
Proxy Voting and Portfolio Holdings Information

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Variable Insurance Funds
Victory RS International VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.7%)
Australia (6.6%):
Consumer Discretionary (1.2%):
Aristocrat Leisure Ltd. ................................................... 40,464 $ 1,339,581
Financials (1.2%):
Macquarie Group Ltd. ................................................... 10,114 1,375,809
Health Care (1.1%):
CSL Ltd. ............................................................. 6,297 1,234,450
Materials (2.1%):
BHP Group Ltd. ........................................................ 84,192 2,405,643
Real Estate (1.0%):
Scentre Group ......................................................... 581,517 1,204,946
7,560,429
Belgium (1.7%):
Information Technology (0.9%):
Melexis NV ........................................................... 12,340 1,058,269
Materials (0.8%):
Solvay SA , Class A ..................................................... 23,709 835,960
1,894,229
China (0.5%):
Communication Services (0.5%):
Tencent Holdings Ltd. ................................................... 12,500 593,023
Denmark (5.5%):
Consumer Discretionary (1.2%):
Pandora A/S .......................................................... 8,767 1,319,775
Health Care (4.3%):
Novo Nordisk A/S , Class B ................................................ 34,540 4,943,003
6,262,778
France (9.7%):
Consumer Discretionary (2.8%):
La Francaise des Jeux SAEM (a) ............................................ 27,481 935,875
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,995 2,299,215
3,235,090
Consumer Staples (2.1%):
L'Oreal SA ........................................................... 5,479 2,411,332
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 4,613 603,416
Industrials (2.5%):
Rexel SA ............................................................. 43,023 1,112,788
Safran SA ............................................................ 8,309 1,750,949
2,863,737
Information Technology (0.6%):
Capgemini SE ......................................................... 3,359 667,131
Materials (1.2%):
Arkema SA ........................................................... 15,078 1,313,766
11,094,472
Germany (7.8%):
Consumer Discretionary (0.7%):
Volkswagen AG , Preference Shares .......................................... 7,243 817,722

Victory Variable Insurance Funds
Victory RS International VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (1.9%):
Allianz SE , Registered Shares .............................................. 7,746 $ 2,151,005
Industrials (1.9%):
Siemens AG , Registered Shares ............................................. 11,405 2,122,466
Information Technology (2.3%):
SAP SE .............................................................. 13,020 2,615,037
Utilities (1.0%):
RWE AG ............................................................. 34,311 1,176,887
8,883,117
Hong Kong (1.9%):
Financials (1.1%):
AIA Group Ltd. ........................................................ 195,000 1,319,363
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 233,500 874,735
2,194,098
Ireland (1.7%):
Industrials (0.7%):
Ryanair Holdings PLC , ADR ............................................... 7,481 871,088
Materials (1.0%):
James Hardie Industries PLC (b) ............................................ 35,539 1,111,949
1,983,037
Italy (0.6%):
Utilities (0.6%):
Snam SpA ............................................................ 164,870 727,967
Japan (22.7%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 48,600 919,475
Kakaku.com, Inc. ....................................................... 82,700 1,085,336
2,004,811
Consumer Discretionary (3.4%):
Toyota Motor Corp. ..................................................... 130,000 2,667,603
ZOZO, Inc. ........................................................... 48,300 1,207,728
3,875,331
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 19,900 1,185,436
Financials (3.4%):
Mizuho Financial Group, Inc. .............................................. 80,600 1,696,631
Tokio Marine Holdings, Inc. ............................................... 58,200 2,187,373
3,884,004
Health Care (2.4%):
Hoya Corp. ........................................................... 15,000 1,754,308
Shionogi & Co. Ltd. ..................................................... 26,800 1,043,951
2,798,259
Industrials (6.2%):
Fuji Electric Co. Ltd. .................................................... 24,000 1,371,545
MISUMI Group, Inc. .................................................... 52,900 907,927
Mitsubishi Heavy Industries Ltd. ............................................ 196,200 2,112,371
Nippon Yusen KK ...................................................... 38,900 1,135,123
Sanwa Holdings Corp. ................................................... 88,000 1,615,092
7,142,058

Victory Variable Insurance Funds
Victory RS International VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Information Technology (3.1%):
Disco Corp. ........................................................... 3,600 $ 1,371,409
Fujitsu Ltd. ........................................................... 76,000 1,192,093
Oracle Corp. .......................................................... 14,900 1,028,294
3,591,796
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 33,000 973,881
Utilities (0.5%):
Tokyo Gas Co. Ltd. ..................................................... 25,900 557,644
26,013,220
Netherlands (7.6%):
Communication Services (1.2%):
Koninklijke KPN NV .................................................... 369,792 1,417,118
Financials (1.8%):
ING Groep NV ........................................................ 115,933 1,991,761
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 10,658 1,759,799
Information Technology (3.1%):
ASM International NV ................................................... 2,907 2,221,732
ASML Holding NV ..................................................... 1,309 1,333,904
3,555,636
8,724,314
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 40,380 738,840
Norway (1.1%):
Energy (0.4%):
Aker BP ASA ......................................................... 18,935 484,021
Financials (0.7%):
SpareBank 1 SMN ...................................................... 55,584 785,638
1,269,659
Spain (2.1%):
Communication Services (0.0%):(c)
Telefonica SA ......................................................... 1 4
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 242,330 2,432,290
2,432,294
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB , Class B ................................................. 130,346 2,105,610
Switzerland (12.0%):
Consumer Staples (3.8%):
Coca-Cola HBC AG ..................................................... 43,223 1,470,831
Nestle SA , Registered Shares .............................................. 27,669 2,824,765
4,295,596
Financials (3.0%):
Partners Group Holding AG ............................................... 1,138 1,457,516
UBS Group AG ........................................................ 66,115 1,942,133
3,399,649
Health Care (5.2%):
Novartis AG , Registered Shares ............................................. 29,372 3,127,808

Victory Variable Insurance Funds
Victory RS International VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Roche Holding AG ...................................................... 10,377 $ 2,875,520
6,003,328
13,698,573
United Kingdom (13.8%):
Consumer Discretionary (1.8%):
Greggs PLC ........................................................... 29,679 1,037,008
Next PLC ............................................................ 9,196 1,049,266
2,086,274
Consumer Staples (2.4%):
Diageo PLC ........................................................... 34,170 1,072,566
Imperial Brands PLC .................................................... 66,567 1,703,106
2,775,672
Energy (3.1%):
BP PLC .............................................................. 187,262 1,127,287
Shell PLC (b) .......................................................... 69,129 2,479,132
3,606,419
Financials (3.6%):
Barclays PLC ......................................................... 662,988 1,751,618
HSBC Holdings PLC .................................................... 234,226 2,021,526
Legal & General Group PLC ............................................... 128,825 368,842
4,141,986
Industrials (0.7%):
Ashtead Group PLC ..................................................... 11,920 794,627
Materials (1.6%):
Rio Tinto PLC ......................................................... 27,255 1,788,148
Utilities (0.6%):
Centrica PLC .......................................................... 394,561 672,423
15,865,549
Total Common Stocks (Cost $79,496,965) 112,041,209
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF (d) ............................................... 1,564 122,508
Total Exchange-Traded Funds (Cost $102,181) 122,508
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 30,960 30,960
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (e) ............ 30,960 30,960
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 30,960 30,960
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (e) . 30,960 30,960
Total Collateral for Securities Loaned (Cost $123,840) 123,840
Total Investments (Cost $79,722,986) — 97.9% 112,287,557
Other assets in excess of liabilities — 2.1% 2,386,250
NET ASSETS - 100.00% $ 114,673,807
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$935,875 and amounted to 0.8% of net assets.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) All or a portion of this security is on loan.
(e) Rate disclosed is the daily yield on June 30, 2024.

Victory Variable Insurance Funds
Victory RS International VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2024
8
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS
International VIP
Series
Assets:
Investments, at value (Cost $79,722,986) $ 112,287,557 (a)
Foreign currency, at value (Cost $90,381) 90,437
Cash 1,512,326
Receivables:
Interest and dividends 123,752
Capital shares issued 1,124
From Adviser 29,969
Reclaims 911,707
Prepaid expenses 683
Total Assets 114,957,555
Liabilities:
Payables:
Collateral received on loaned securities 123,840
Capital shares redeemed 19,305
Accrued expenses and other payables:
Investment advisory fees 76,290
Administration fees 5,216
Custodian fees 5,819
Transfer agent fees 9
Sub-Transfer agent fees 33,462
Compliance fees 80
Other accrued expenses 19,727
Total Liabilities 283,748
Commitments and contingencies (Note 4 )
Net Assets:
Capital 78,921,472
Total accumulated earnings (loss) 35,752,335
Net Assets $ 114,673,807
Shares (unlimited shares authorized with a par value of $0.001 per share):
6,297,711
Net asset value: $ 18 .21
(a) Includes $121,255 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2024
9
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS
International VIP
Series
Investment Income:
Dividends $ 2,786,807
Interest 31,215
Securities lending (net of fees) 1,219
Foreign tax withholding (318,297)
Total Income 2,500,944
Expenses:
Investment advisory fees 471,355
Administration fees 31,469
Sub-Administration fees 8,376
Custodian fees 22,357
Transfer agent fees 154
Sub-Transfer agent fees 65,200
Trustees' fees 4,178
Compliance fees 525
Legal and audit fees 10,650
Other expenses 21,351
Total Expenses 635,615
Expenses waived/reimbursed by Adviser (87,785)
Net Expenses 547,830
Net Investment Income (Loss) 1,953,114
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 3,169,861
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 2,747,749
Net realized/unrealized gains (losses) on investments 5,917,610
Change in net assets resulting from operations $ 7,870,724

10
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International VIP
Series
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,953,114 $ 2,336,584
Net realized gains (losses) 3,169,861 1,159,937
Net change in unrealized appreciation/depreciation 2,747,749 17,787,845
Change in net assets resulting from operations 7,870,724 21,284,366
Change in net assets resulting from distributions to shareholders — (3,135,641)
Change in net assets resulting from capital transactions (12,640,865) (12,977,255)
Change in net assets (4,770,141) 5,171,470
Net Assets:
Beginning of period 119,443,948 114,272,478
End of period $ 114,673,807 $ 119,443,948
Capital Transactions:
Proceeds from shares issued $ 1,617,657 $ 3,011,765
Distributions reinvested — 3,135,641
Cost of shares redeemed (14,258,522) (19,124,661)
Change in net assets resulting from capital transactions $ (12,640,865) $ (12,977,255)
Share Transactions:
Issued 92,896 187,300
Reinvested — 185,541
Redeemed (802,516) (1,198,544)
Change in Shares (709,620) (825,703)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory RS International VIP Series
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.05 $14.59 $19.33 $17.60 $17.48 $15.47
Investment Activities:
Net investment income (loss)(a) 0.29 0.32 0.44 0.39 0.32 0.43
Net realized and unrealized gains (losses) 0.87 2.60 (3.46) 2.13 0.75 3.09
Total from Investment Activities 1.16 2.92 (3.02) 2.52 1.07 3.52
Distributions to Shareholders from:
Net investment income — (0.46) (0.42) (0.37) (0.45) (0.39)
Net realized gains — — (1.30) (0.42) (0.50) (1.12)
Total Distributions — (0.46) (1.72) (0.79) (0.95) (1.51)
Net Asset Value, End of Period $18.21 $17.05 $14.59 $19.33 $17.60 $17.48
Total Return(b)(c)(d) 6.80% 20.02% (15.81)% 14.37% 6.24% 22.79%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.93% 0.93% 0.93% 0.93% 0.93% 0.93%
Net Investment Income (Loss)(e) 3.32% 2.01% 2.71% 2.02% 2.02% 2.49%
Gross Expenses(e)(f) 1.08% 1.10% 1.10% 1.01% 0.98% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $114,674 $119,444 $114,272 $150,255 $147,783 $149,034
Portfolio Turnover(b) 9% 23% 27% 35% 54% 32%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2024
Victory Variable Insurance Funds
12
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS International VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
13
(Unaudited)
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Victory RS International VIP Series
Common Stocks ............................ $ 871,088 $ 111,170,121 $ — $ 112,041,209
Exchange-Traded Funds ...................... 122,508 — — 122,508
Collateral for Securities Loaned ................ 123,840 — — 123,840
Total .................................... $ 1,117,436 $ 111,170,121 $ — $ 112,287,557

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
14
(Unaudited)
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS International VIP Series .................................... $ 121,255 $ — $ 123,840

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
15
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
Excluding U.S. Government Securities
Purchases Sales
Victory RS International VIP Series ...................................................... $ 10,666,983 $ 21,271,249
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
16
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for
In effect until April 30, 2025
Victory RS International VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Victory RS International VIP Series ............................ $ 97,166 $ 202,948 $ 199,137 $ 87,785 $ 587,036

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
17
(Unaudited)
providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
Short-Term
Amount
Long-Term
Amount Total
Victory RS International VIP Series ......................................... $ (1,116,461) $ — $ (1,116,461)

Supplemental Information
June 30, 2024
Victory Variable Insurance Funds
18
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-IVIP-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements 9
Supplemental Information
Proxy Voting and Portfolio Holdings Information
14

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.5%)
Communication Services (7.2%):
Alphabet, Inc. , Class A ................................................... 154,700 $ 28,178,605
Take-Two Interactive Software, Inc. (a) ........................................ 60,930 9,474,006
TKO Group Holdings, Inc. ................................................ 192,400 20,777,276
58,429,887
Consumer Discretionary (2.9%):
LKQ Corp. ........................................................... 374,040 15,556,324
Mattel, Inc. (a) ......................................................... 507,540 8,252,600
23,808,924
Consumer Staples (7.4%):
Keurig Dr Pepper, Inc. ................................................... 755,260 25,225,684
Mondelez International, Inc. , Class A ......................................... 233,140 15,256,682
U.S. Foods Holding Corp. (a) ............................................... 371,400 19,676,772
60,159,138
Energy (8.0%):
Chevron Corp. ......................................................... 76,140 11,909,819
Enterprise Products Partners LP ............................................. 553,720 16,046,805
Exxon Mobil Corp. ..................................................... 162,370 18,692,034
Marathon Oil Corp. ..................................................... 656,010 18,807,807
65,456,465
Financials (20.4%):
Cboe Global Markets, Inc. ................................................ 65,120 11,074,307
Citigroup, Inc. ......................................................... 443,410 28,138,799
Everest Group Ltd. ...................................................... 38,520 14,676,890
Fairfax Financial Holdings Ltd. ............................................. 22,000 25,030,529
JPMorgan Chase & Co. .................................................. 109,260 22,098,928
The Goldman Sachs Group, Inc. ............................................ 58,810 26,600,939
The PNC Financial Services Group, Inc. ...................................... 104,840 16,300,523
The Progressive Corp. ................................................... 109,000 22,640,390
166,561,305
Health Care (17.1%):
AbbVie, Inc. .......................................................... 102,490 17,579,085
GE HealthCare Technologies, Inc. ........................................... 94,670 7,376,686
Humana, Inc. .......................................................... 16,510 6,168,962
Johnson & Johnson ..................................................... 75,880 11,090,621
McKesson Corp. ....................................................... 21,910 12,796,316
Medtronic PLC ........................................................ 188,460 14,833,687
Merck & Co., Inc. ...................................................... 192,670 23,852,546
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 607,210 9,867,162
The Cigna Group ....................................................... 63,060 20,845,744
UnitedHealth Group, Inc. ................................................. 29,495 15,020,624
139,431,433
Industrials (15.5%):
FedEx Corp. .......................................................... 49,640 14,884,057
General Dynamics Corp. .................................................. 54,520 15,818,433
Johnson Controls International PLC .......................................... 153,340 10,192,510
Leidos Holdings, Inc. .................................................... 141,620 20,659,526
PACCAR, Inc. ......................................................... 105,145 10,823,626
Parker-Hannifin Corp. ................................................... 15,270 7,723,719
RTX Corp. ............................................................ 145,371 14,593,795
Sensata Technologies Holding PLC .......................................... 377,000 14,096,030
SS&C Technologies Holdings, Inc. .......................................... 273,590 17,145,885
125,937,581
Information Technology (10.9%):
Amphenol Corp. , Class A ................................................. 265,140 17,862,482
Analog Devices, Inc. .................................................... 74,850 17,085,261
Applied Materials, Inc. ................................................... 75,160 17,737,008

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Corpay, Inc. (a) ......................................................... 48,430 $ 12,902,236
Salesforce, Inc. ........................................................ 39,200 10,078,320
Zebra Technologies Corp. (a) ............................................... 43,590 13,466,259
89,131,566
Materials (3.0%):
PPG Industries, Inc. ..................................................... 86,110 10,840,388
Sealed Air Corp. ....................................................... 393,510 13,690,213
24,530,601
Real Estate (2.9%):
Equity LifeStyle Properties, Inc. ............................................ 178,440 11,621,797
Invitation Homes, Inc. ................................................... 330,990 11,879,231
23,501,028
Utilities (3.2%):
Exelon Corp. .......................................................... 380,890 13,182,603
Vistra Corp. ........................................................... 148,719 12,786,859
25,969,462
Total Common Stocks (Cost $601,795,934) 802,917,390
Total Investments (Cost $601,795,934) — 98.5% 802,917,390
Other assets in excess of liabilities — 1.5% 12,241,243
NET ASSETS - 100.00% $ 815,158,633
At June 30, 2024, the Fund's investments in foreign securities were 7.9% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2024
5
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Large
Cap Alpha VIP
Series
Assets:
Investments,
at value (Cost $601,795,934) $ 802,917,390
Cash 12,387,868
Receivables:
Interest and dividends 955,012
Capital shares issued 350
From Adviser 190,528
Prepaid expenses 4,657
Total Assets 816,455,805
Liabilities:
Payables:
Capital shares redeemed 644,535
Accrued expenses and other payables:
Investment advisory fees 336,145
Administration fees 36,774
Custodian fees 6,253
Transfer agent fees 15
Sub-Transfer agent fees 227,491
Compliance fees 546
Other accrued expenses 45,413
Total Liabilities 1,297,172
Commitments and contingencies (Note 4 )
Net Assets:
Capital 507,809,945
Total accumulated earnings (loss) 307,348,688
Net Assets $ 815,158,633
Shares (unlimited shares authorized with a par value of $0.001 per share):
16,455,301
Net asset value: $ 49 .54

Statement of Operations
For the Six Months Ended June 30, 2024
6
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Large
Cap Alpha VIP
Series
Investment Income:
Dividends $ 8,348,591
Interest 327,687
Foreign tax withholding (81,877)
Total Income 8,594,401
Expenses:
Investment advisory fees 2,037,936
Administration fees 218,529
Sub-Administration fees 7,833
Custodian fees 18,211
Transfer agent fees 141
Sub-Transfer agent fees 442,783
Trustees' fees 23,609
Compliance fees 3,578
Legal and audit fees 41,414
Other expenses 14,740
Total Expenses 2,808,774
Expenses waived/reimbursed by Adviser (566,646)
Net Expenses 2,242,128
Net Investment Income (Loss) 6,352,273
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 57,564,276
Net change in unrealized appreciation/depreciation on investment securities 42,836,781
Net realized/unrealized gains (losses) on investments 100,401,057
Change in net assets resulting from operations $ 106,753,330

7
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Large Cap Alpha VIP
Series
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,352,273 $ 9,458,425
Net realized gains (losses) 57,564,276 36,504,729
Net change in unrealized appreciation/depreciation 42,836,781 53,208,654
Change in net assets resulting from operations 106,753,330 99,171,808
Change in net assets resulting from distributions to shareholders — (66,537,672)
Change in net assets resulting from capital transactions (80,250,304) (21,008,210)
Change in net assets 26,503,026 11,625,926
Net Assets:
Beginning of period 788,655,607 777,029,681
End of period $ 815,158,633 $ 788,655,607
Capital Transactions:
Proceeds from shares issued $ 6,153,550 $ 20,809,694
Distributions reinvested — 66,537,672
Cost of shares redeemed (86,403,854) (108,355,576)
Change in net assets resulting from capital transactions $ (80,250,304) $ (21,008,210)
Share Transactions:
Issued 131,767 483,373
Reinvested — 1,534,298
Redeemed (1,821,256) (2,489,890)
Change in Shares (1,689,489) (472,219)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory RS Large Cap Alpha VIP Series
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $43.46 $41.74 $54.34 $44.49 $48.27 $43.45
Investment Activities:
Net investment income (loss)(a) 0.37 0.53 0.57 0.75 0.62 0.70
Net realized and unrealized gains (losses) 5.71 5.13 (2.78) 9.69 (0.90) 12.75
Total from Investment Activities 6.08 5.66 (2.21) 10.44 (0.28) 13.45
Distributions to Shareholders from:
Net investment income — (0.55) (0.61) (0.59) (0.56) (0.48)
Net realized gains — (3.39) (9.78) — (2.94) (8.15)
Total Distributions — (3.94) (10.39) (0.59) (3.50) (8.63)
Net Asset Value, End of Period $49.54 $43.46 $41.74 $54.34 $44.49 $48.27
Total Return(b)(c)(d) 13.96% 13.69% (4.33)% 23.49% (0.44)% 31.16%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(e) 1.56% 1.22% 1.10% 1.47% 1.47% 1.37%
Gross Expenses(e)(f) 0.69% 0.70% 0.72% 0.73% 0.74% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $815,159 $788,656 $777,030 $951,968 $901,190 $958,695
Portfolio Turnover(b) 10% 40% 60% 51%(g) 101%(h) 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects a return to normal trading levels after a prior-year transition.
(h) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
June 30, 2024
Victory Variable Insurance Funds
9
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Large Cap Alpha VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
10
(Unaudited)
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Victory RS Large Cap Alpha VIP Series
Common Stocks ............................ $ 802,917,390 $ — $ — $ 802,917,390
Total .................................... $ 802,917,390 $ — $ — $ 802,917,390

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
11
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Excluding U.S. Government Securities
Purchases Sales
Victory RS Large Cap Alpha VIP Series ................................................... $ 82,654,668 $ 148,281,606
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
12
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics,
In effect until April 30, 2025
Victory RS Large Cap Alpha VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Victory RS Large Cap Alpha VIP Series ......................... $ 864,993 $ 1,406,467 $ 1,185,892 $ 566,646 $ 4,023,998

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
13
(Unaudited)
and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Holdings Risk —To the extent the Fund invests its assets in a more limited number of issuers than other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended December 31, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.

Supplemental Information
June 30, 2024
Victory Variable Insurance Funds
14
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-LCAVIP-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

vcm.com
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Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements 9
Supplemental Information
Proxy Voting and Portfolio Holdings Information
14

Schedule of Portfolio Investments
June 30, 2024
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
2
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.7%)
Consumer Discretionary (12.0%):
American Eagle Outfitters, Inc. ............................................. 68,150 $ 1,360,274
Atmus Filtration Technologies, Inc. (a) ........................................ 20,440 588,263
Modine Manufacturing Co. (a) .............................................. 5,080 508,965
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 4,990 489,868
RH (a) ............................................................... 4,040 987,538
Skyline Champion Corp. (a) ................................................ 20,130 1,363,807
Sonos, Inc. (a) ......................................................... 62,380 920,729
Sweetgreen, Inc. , Class A (a) ............................................... 19,490 587,429
Under Armour, Inc. , Class C (a) ............................................. 184,160 1,202,565
Wayfair, Inc. , Class A (a) .................................................. 9,880 520,972
8,530,410
Consumer Staples (2.9%):
Freshpet, Inc. (a) ........................................................ 4,920 636,599
The Vita Coco Co., Inc. (a) ................................................ 18,210 507,149
Utz Brands, Inc. ........................................................ 53,680 893,235
2,036,983
Energy (3.9%):
Matador Resources Co. ................................................... 12,870 767,052
Tidewater, Inc. (a) ....................................................... 10,680 1,016,843
Weatherford International PLC (a) ........................................... 8,290 1,015,110
2,799,005
Financials (8.8%):
Euronet Worldwide, Inc. (a) ................................................ 6,090 630,315
FirstCash Holdings, Inc. .................................................. 9,780 1,025,726
Flywire Corp. (a) ....................................................... 33,720 552,671
Palomar Holdings, Inc. (a) ................................................. 6,640 538,836
Payoneer Global, Inc. (a) .................................................. 129,200 715,768
Shift4 Payments, Inc. , Class A (a) ............................................ 9,650 707,827
Walker & Dunlop, Inc. ................................................... 6,720 659,904
Wintrust Financial Corp. .................................................. 5,980 589,389
WisdomTree, Inc. ....................................................... 85,700 849,287
6,269,723
Health Care (23.0%):
Acadia Healthcare Co., Inc. (a) .............................................. 9,040 610,562
Amicus Therapeutics, Inc. (a) ............................................... 59,630 591,530
Apellis Pharmaceuticals, Inc. (a) ............................................ 11,660 447,278
Apogee Therapeutics, Inc. (a) ............................................... 6,420 252,627
Arcellx, Inc. (a) ........................................................ 9,110 502,781
Biohaven Ltd. (a) ....................................................... 7,690 266,920
Blueprint Medicines Corp. (a) .............................................. 8,670 934,453
Bridgebio Pharma, Inc. (a) ................................................. 13,180 333,849
Cabaletta Bio, Inc. (a) .................................................... 24,740 185,055
Crinetics Pharmaceuticals, Inc. (a) ........................................... 8,330 373,101
Disc Medicine, Inc. (a) ................................................... 11,390 513,347
HealthEquity, Inc. (a) .................................................... 10,280 886,136
Ideaya Biosciences, Inc. (a) ................................................ 11,190 392,881
Immunome, Inc. (a) (b) ................................................... 19,870 240,427
Immunovant, Inc. (a) ..................................................... 12,080 318,912
Insmed, Inc. (a) ......................................................... 4,930 330,310
Inspire Medical Systems, Inc. (a) ............................................ 2,660 355,988
Krystal Biotech, Inc. (a) ................................................... 4,130 758,433
MoonLake Immunotherapeutics (a) .......................................... 6,430 282,727
Nuvalent, Inc. , Class A (a) ................................................. 6,400 485,504
Olema Pharmaceuticals, Inc. (a) ............................................. 29,410 318,216
Opthea Ltd. , ADR (a) .................................................... 35,540 68,237
PROCEPT BioRobotics Corp. (a) ............................................ 9,360 571,802
Pulmonx Corp. (a) ....................................................... 37,960 240,666
RadNet, Inc. (a) ........................................................ 16,310 960,985

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
REVOLUTION Medicines, Inc. (a) .......................................... 19,350 $ 750,973
RxSight, Inc. (a) ........................................................ 8,280 498,208
SI-BONE, Inc. (a) ....................................................... 20,980 271,271
SpringWorks Therapeutics, Inc. (a) ........................................... 13,420 505,531
Surgery Partners, Inc. (a) .................................................. 24,620 585,710
Tandem Diabetes Care, Inc. (a) .............................................. 14,040 565,672
Twist Bioscience Corp. (a) ................................................. 12,320 607,130
Vaxcyte, Inc. (a) ........................................................ 10,580 798,896
Vericel Corp. (a) ........................................................ 12,730 584,052
16,390,170
Industrials (21.6%):
AAON, Inc. ........................................................... 4,060 354,194
AAR Corp. (a) ......................................................... 11,620 844,774
AeroVironment, Inc. (a) ................................................... 2,660 484,546
Applied Industrial Technologies, Inc. ......................................... 6,730 1,305,620
Atkore, Inc. ........................................................... 2,510 338,674
Chart Industries, Inc. (a) .................................................. 7,590 1,095,541
FTAI Aviation Ltd. ...................................................... 3,900 402,597
Kirby Corp. (a) ......................................................... 2,500 299,325
Maximus, Inc. ......................................................... 6,990 599,043
Montrose Environmental Group, Inc. (a) (b) ..................................... 10,810 481,694
Moog, Inc. , Class A ..................................................... 7,780 1,301,594
MSA Safety, Inc. ....................................................... 2,620 491,748
MYR Group, Inc. (a) ..................................................... 7,490 1,016,468
NEXTracker, Inc. , Class A (a) .............................................. 20,500 961,040
Primoris Services Corp. .................................................. 15,100 753,339
Simpson Manufacturing Co., Inc. ........................................... 3,450 581,428
Tecnoglass, Inc. ........................................................ 12,010 602,662
Terex Corp. ........................................................... 7,830 429,397
The AZEK Co., Inc. (a) ................................................... 28,650 1,207,024
Watts Water Technologies, Inc. , Class A ....................................... 4,660 854,504
Zurn Elkay Water Solutions Corp. ........................................... 31,870 936,978
15,342,190
Information Technology (22.4%):
Altair Engineering, Inc. , Class A (a) .......................................... 10,330 1,013,166
Appfolio, Inc. , Class A (a) ................................................. 3,050 745,938
Badger Meter, Inc. ...................................................... 2,270 423,014
Box, Inc. , Class A (a) .................................................... 22,170 586,175
Braze, Inc. , Class A (a) ................................................... 15,700 609,788
Camtek Ltd. ........................................................... 5,590 700,092
Confluent, Inc. , Class A (a) ................................................ 17,930 529,473
Credo Technology Group Holding Ltd. (a) ..................................... 23,500 750,590
CyberArk Software Ltd. (a) ................................................ 2,610 713,626
Fabrinet (a) ............................................................ 5,670 1,387,959
Five9, Inc. (a) .......................................................... 7,510 331,191
Gitlab, Inc. , Class A (a) ................................................... 8,700 432,564
Globant SA (a) ......................................................... 2,360 420,694
Itron, Inc. (a) .......................................................... 8,470 838,191
JFrog Ltd. (a) .......................................................... 12,570 472,004
MACOM Technology Solutions Holdings, Inc. (a) ................................ 9,040 1,007,689
Onto Innovation, Inc. (a) .................................................. 3,430 753,091
Q2 Holdings, Inc. (a) ..................................................... 12,430 749,902
Rambus, Inc. (a) ........................................................ 8,400 493,584
Semtech Corp. (a) ....................................................... 12,350 369,018
Smartsheet, Inc. , Class A (a) ............................................... 9,780 431,102
Sprout Social, Inc. , Class A (a) .............................................. 25,620 914,122
Varonis Systems, Inc. (a) .................................................. 26,180 1,255,855
15,928,828
Materials (2.1%):
Materion Corp. ........................................................ 5,250 567,683

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Summit Materials, Inc. , Class A (a) .......................................... 24,700 $ 904,267
1,471,950
Total Common Stocks (Cost $63,511,300) 68,769,259
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 63,767 63,767
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 63,767 63,767
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 63,767 63,767
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 63,767 63,767
Total Collateral for Securities Loaned (Cost $255,068) 255,068
Total Investments (Cost $63,766,368) — 97.1% 69,024,327
Other assets in excess of liabilities — 2.9% 2,086,092
NET ASSETS - 100.00% $ 71,110,419
At June 30, 2024, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2024
5
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Small
Cap Growth
Equity VIP Series
Assets:
Investments, at value (Cost $63,766,368) $ 69,024,327 (a)
Cash 617,726
Receivables:
Interest and dividends 10,523
Capital shares issued 3,656
Investments sold 2,539,438
From Adviser 12,177
Prepaid expenses 430
Total Assets 72,208,277
Liabilities:
Payables:
Collateral received on loaned securities 255,068
Investments purchased 762,123
Capital shares redeemed 5,970
Accrued expenses and other payables:
Investment advisory fees 43,923
Administration fees 3,203
Custodian fees 1,008
Transfer agent fees 8
Sub-Transfer agent fees 17,057
Compliance fees 52
Other accrued expenses 9,446
Total Liabilities 1,097,858
Commitments and contingencies (Note 4 )
Net Assets:
Capital 81,907,286
Total accumulated earnings (loss) (10,796,867)
Net Assets $ 71,110,419
Shares (unlimited shares authorized with a par value of $0.001 per share):
7,175,840
Net asset value: $ 9 .91
(a) Includes $251,387 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2024
6
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Small
Cap Growth Equity
VIP Series
Investment Income:
Dividends $ 90,815
Interest 22,866
Securities lending (net of fees) 1,772
Total Income 115,453
Expenses:
Investment advisory fees 274,840
Administration fees 19,237
Sub-Administration fees 8,426
Custodian fees 3,032
Transfer agent fees 182
Sub-Transfer agent fees 33,679
Trustees' fees 2,886
Compliance fees 327
Legal and audit fees 7,949
Other expenses 5,776
Total Expenses 356,334
Expenses waived/reimbursed by Adviser (33,939)
Net Expenses 322,395
Net Investment Income (Loss) (206,942)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,794,108
Net change in unrealized appreciation/depreciation on investment securities (4,865,081)
Net realized/unrealized gains (losses) on investments 2,929,027
Change in net assets resulting from operations $ 2,722,085

7
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth
Equity VIP Series
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (206,942) $ (362,927)
Net realized gains (losses) 7,794,108 2,482,890
Net change in unrealized appreciation/depreciation (4,865,081) 11,280,602
Change in net assets resulting from operations 2,722,085 13,400,565
Change in net assets resulting from distributions to shareholders — —
Change in net assets resulting from capital transactions (5,955,166) (9,947,953)
Change in net assets (3,233,081) 3,452,612
Net Assets:
Beginning of period 74,343,500 70,890,888
End of period $ 71,110,419 $ 74,343,500
Capital Transactions:
Proceeds from shares issued $ 4,057,968 $ 7,145,056
Cost of shares redeemed (10,013,134) (17,093,009)
Change in net assets resulting from capital transactions $ (5,955,166) $ (9,947,953)
Share Transactions:
Issued 408,252 820,472
Redeemed (1,011,910) (1,964,877)
Change in Shares (603,658) (1,144,405)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory RS Small Cap Growth Equity VIP Series
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.56 $7.94 $16.38 $19.91 $16.76 $15.29
Investment Activities:
Net investment income (loss)(a) (0.03) (0.04) (0.06) (0.15) (0.12) (0.10)
Net realized and unrealized gains (losses) 0.38 1.66 (5.78) (1.99) 6.45 5.95
Total from Investment Activities 0.35 1.62 (5.84) (2.14) 6.33 5.85
Distributions to Shareholders from:
Net realized gains — — (2.60) (1.39) (3.18) (4.38)
Total Distributions — — (2.60) (1.39) (3.18) (4.38)
Net Asset Value, End of Period $9.91 $9.56 $7.94 $16.38 $19.91 $16.76
Total Return(b)(c)(d) 3.45% 20.40% (36.36)% (10.43)% 38.06% 38.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(e) (0.56)% (0.51)% (0.54)% (0.75)% (0.69)% (0.54)%
Gross Expenses(e)(f) 0.97% 0.98% 1.00% 0.99% 1.01% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $71,110 $74,344 $70,891 $113,234 $142,620 $105,112
Portfolio Turnover(b) 61% 151% 151%(g) 92% 74% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
June 30, 2024
Victory Variable Insurance Funds
9
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Small Cap Growth Equity VIP Series (the “Fund”), a series of the Trust.
The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
10
(Unaudited)
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2024.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Victory RS Small Cap Growth Equity VIP Series
Common Stocks ............................ $ 68,769,259 $ — $ — $ 68,769,259
Collateral for Securities Loaned ................ 255,068 — — 255,068
Total .................................... $ 69,024,327 $ — $ — $ 69,024,327
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS Small Cap Growth Equity VIP Series .......................... $ 251,387 $ — $ 255,068

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
11
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Excluding U.S. Government Securities
Purchases Sales
Victory RS Small Cap Growth Equity VIP Series ............................................ $ 44,160,261 $ 50,983,470
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
12
(Unaudited)
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
In effect until April 30, 2025
Victory RS Small Cap Growth Equity VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Victory RS Small Cap Growth Equity VIP Series .................. $ 78,420 $ 96,013 $ 70,489 $ 33,939 $ 278,861

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
13
(Unaudited)
Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
Short-Term
Amount
Long-Term
Amount Total
Victory RS Small Cap Growth Equity VIP Series ............................... $ (21,229,481) $ — $ (21,229,481)

Supplemental Information
June 30, 2024
Victory Variable Insurance Funds
14
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SCGEVIP-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Supplemental Information
Proxy Voting and Portfolio Holdings Information

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.3%)
Brazil (5.0%):
Communication Services (0.5%):
TIM SA .............................................................. 49,600 $ 140,923
Consumer Discretionary (0.8%):
Smartfit Escola de Ginastica e Danca SA ...................................... 22,500 86,954
Vibra Energia SA ....................................................... 31,525 117,883
204,837
Energy (1.3%):
Petroleo Brasileiro SA , ADR ............................................... 23,269 337,168
Financials (1.0%):
Itau Unibanco Holding SA , ADR ............................................ 42,492 248,153
Industrials (0.7%):
Marcopolo SA , Preference Shares ........................................... 55,920 63,532
Santos Brasil Participacoes SA ............................................. 53,400 130,414
193,946
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 23,400 94,367
Utilities (0.3%):
CPFL Energia SA ....................................................... 13,900 81,397
1,300,791
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 28
Utilities (0.3%):
Enel Chile SA ......................................................... 1,416,252 79,940
79,968
China (22.0%):
Communication Services (6.8%):
Kuaishou Technology , Class W (b) (c) ......................................... 26,200 153,795
Tencent Holdings Ltd. ................................................... 29,430 1,396,214
Tencent Music Entertainment Group , ADR ..................................... 15,883 223,156
1,773,165
Consumer Discretionary (5.1%):
Alibaba Group Holding Ltd. ............................................... 13,448 121,209
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 32,400 213,556
H World Group Ltd. , ADR ................................................ 5,694 189,724
Meituan , Class W (b) (c) ................................................... 25,300 359,633
MINISO Group Holding Ltd. , ADR .......................................... 8,882 169,380
MotoMotion China Corp. ................................................. 13,800 89,194
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 2,143 166,575
1,309,271
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 18,000 119,728
Energy (1.1%):
PetroChina Co. Ltd. , Class H .............................................. 274,000 276,682
Financials (2.4%):
China Merchants Bank Co. Ltd. , Class H ...................................... 39,000 177,227
Industrial & Commercial Bank of China Ltd. , Class H ............................. 768,000 456,498
633,725

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.7%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 4,800 $ 192,052
Industrials (1.8%):
Anhui Heli Co. Ltd. , Class A ............................................... 65,400 194,501
Weichai Power Co. Ltd. , Class H ............................................ 74,000 140,890
Yutong Bus Co. Ltd. , Class A .............................................. 37,500 132,863
468,254
Information Technology (0.7%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 46,800 174,012
Materials (2.9%):
China Hongqiao Group Ltd. ............................................... 101,000 152,424
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 509,600 266,779
Western Mining Co. Ltd. , Class A ........................................... 56,900 140,252
Zijin Mining Group Co. Ltd. , Class H ........................................ 90,000 189,637
749,092
5,695,981
Greece (0.5%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA ....................................... 4,671 117,157
Hong Kong (2.2%):
Consumer Discretionary (0.7%):
Bosideng International Holdings Ltd. ......................................... 144,000 89,630
Man Wah Holdings Ltd. .................................................. 117,600 80,682
170,312
Industrials (0.3%):
Pacific Basin Shipping Ltd. ................................................ 277,000 87,309
Real Estate (0.7%):
Yuexiu Property Co. Ltd. ................................................. 281,000 183,312
Utilities (0.5%):
Kunlun Energy Co. Ltd. .................................................. 130,000 134,512
575,445
Hungary (1.1%):
Financials (0.8%):
OTP Bank Nyrt ........................................................ 4,400 218,451
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 2,523 65,611
284,062
India (16.2%):
Consumer Discretionary (3.4%):
Hero MotoCorp Ltd. ..................................................... 4,238 283,039
Mahindra & Mahindra Ltd. (b) .............................................. 11,949 410,205
Tata Motors Ltd. ....................................................... 16,363 193,897
887,141
Financials (6.1%):
Angel One Ltd. ........................................................ 2,304 71,702
ICICI Bank Ltd. , ADR ................................................... 24,400 702,964
LIC Housing Finance Ltd. (b) .............................................. 28,779 274,423
Manappuram Finance Ltd. ................................................ 128,153 318,599
Shriram Finance Ltd. .................................................... 6,491 226,102
1,593,790
Health Care (1.0%):
Dr. Reddy's Laboratories Ltd. .............................................. 3,367 258,278

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (1.1%):
Larsen & Toubro Ltd. .................................................... 6,557 $ 278,542
Information Technology (0.3%):
Cyient Ltd. ........................................................... 3,341 73,387
Materials (2.9%):
Tata Steel Ltd. ......................................................... 140,595 292,695
UltraTech Cement Ltd. ................................................... 2,095 292,724
Vedanta Ltd. .......................................................... 28,830 156,833
742,252
Utilities (1.4%):
Power Grid Corp. of India Ltd. ............................................. 93,665 370,964
4,204,354
Indonesia (1.4%):
Financials (1.4%):
PT Bank Mandiri Persero Tbk .............................................. 940,700 352,036
Ireland (2.0%):
Consumer Discretionary (2.0%):
PDD Holdings, Inc. , ADR (b) ............................................... 3,856 512,655
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 3,485 83,021
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA , ADR ...................................................... 4,110 154,331
Malaysia (0.6%):
Utilities (0.6%):
YTL Power International Bhd .............................................. 144,500 147,212
Mexico (2.3%):
Consumer Staples (0.7%):
Gruma SAB de CV , Class B ............................................... 5,427 99,039
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 45,500 78,733
177,772
Financials (1.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 28,449 221,736
Qualitas Controladora SAB de CV ........................................... 10,821 110,005
331,741
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 31,267 93,559
603,072
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA , Class A ................................................ 1,424 135,536
Poland (1.1%):
Consumer Discretionary (0.5%):
LPP SA .............................................................. 34 144,257
Financials (0.6%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 9,724 151,760
296,017
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC (b) (d) (e) .................................................. 117,150 3,280

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Rosneft Oil Co. PJSC , GDR (b) (d) (e) ......................................... 48,095 $ —
3,280
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (d) (e) ...................................... 31,735 —
3,280
Saudi Arabia (2.5%):
Communication Services (1.0%):
Saudi Telecom Co. ...................................................... 25,664 256,520
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 2,924 73,717
Financials (1.2%):
Alinma Bank .......................................................... 19,000 158,437
Saudi Awwal Bank ...................................................... 16,301 168,302
326,739
656,976
South Africa (1.5%):
Consumer Discretionary (0.4%):
The Foschini Group Ltd. .................................................. 15,211 106,811
Financials (1.1%):
Nedbank Group Ltd. ..................................................... 19,472 275,777
382,588
South Korea (15.0%):
Consumer Discretionary (1.0%):
Kia Corp. ............................................................ 2,671 249,984
Financials (2.1%):
DB Insurance Co. Ltd. ................................................... 3,330 275,960
KIWOOM Securities Co. Ltd. .............................................. 879 80,008
Samsung Securities Co. Ltd. ............................................... 6,208 178,739
534,707
Health Care (0.5%):
Classys, Inc. .......................................................... 2,112 77,628
T&L Co. Ltd. .......................................................... 1,133 57,459
135,087
Industrials (3.7%):
Doosan Bobcat, Inc. ..................................................... 2,586 95,760
Hanwha Aerospace Co. Ltd. ............................................... 684 123,385
HD Hyundai Electric Co. Ltd. .............................................. 631 141,040
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b) ........................ 1,510 173,859
Hyundai Rotem Co. Ltd. .................................................. 5,545 163,991
Samsung C&T Corp. .................................................... 1,433 147,094
Samsung E&A Co. Ltd. (b) ................................................ 7,051 122,919
968,048
Information Technology (7.7%):
HAESUNG DS Co. Ltd. .................................................. 2,182 71,791
Innox Advanced Materials Co. Ltd. .......................................... 3,184 94,136
Samsung Electronics Co. Ltd. .............................................. 23,057 1,357,288
SK Hynix, Inc. ......................................................... 2,815 477,834
2,001,049
3,888,875
Taiwan (17.1%):
Consumer Discretionary (0.5%):
Makalot Industrial Co. Ltd. ................................................ 10,000 129,605

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 5,000 $ 127,756
Industrials (1.2%):
Fortune Electric Co. Ltd. ................................................. 6,000 174,267
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 39,000 137,773
312,040
Information Technology (14.5%):
Compeq Manufacturing Co. Ltd. ............................................ 62,000 155,303
Elite Material Co. Ltd. ................................................... 8,000 116,642
Gold Circuit Electronics Ltd. ............................................... 17,600 111,880
King Yuan Electronics Co. Ltd. ............................................. 39,000 142,518
Lotes Co. Ltd. ......................................................... 6,000 300,812
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 88,259 2,615,429
Unimicron Technology Corp. .............................................. 29,000 160,479
Wiwynn Corp. ......................................................... 2,000 162,007
3,765,070
Materials (0.4%):
Gloria Material Technology Corp. ........................................... 64,000 95,383
4,429,854
Thailand (2.0%):
Consumer Staples (0.6%):
CP ALL PCL-NVDR .................................................... 106,600 159,456
Energy (0.8%):
PTT Exploration & Production PCL-NVDR .................................... 50,900 210,444
Health Care (0.6%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 197,900 144,068
513,968
Turkey (2.6%):
Consumer Discretionary (0.4%):
Mavi Giyim Sanayi Ve Ticaret A/S (c) ........................................ 22,916 89,253
Teknosa Ic Ve Dis Ticaret A/S (b) ............................................ 10,756 10,241
99,494
Consumer Staples (1.0%):
BIM Birlesik Magazalar A/S ............................................... 15,027 251,372
Financials (0.7%):
Yapi ve Kredi Bankasi A/S ................................................ 178,901 185,440
Industrials (0.5%):
Pegasus Hava Tasimaciligi A/S (b) ........................................... 18,349 128,218
664,524
United Arab Emirates (2.0%):
Financials (1.0%):
Dubai Islamic Bank PJSC ................................................. 50,951 79,636
Emirates NBD Bank PJSC ................................................ 42,989 193,143
272,779
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 113,944 254,610
527,389

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
298,050
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
416,883
Security Description Shares Value
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (c) .............................................. 44,700 $ 133,241
Total Common Stocks (Cost $20,339,508) 25,742,333
Total Investments (Cost $20,339,508) — 99.3% 25,742,333
Other assets in excess of liabilities — 0.7% 183,207
NET ASSETS - 100.00% $ 25,925,540
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was $735,922 and amounted to 2.8% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30,
2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2024
9
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory Sophus
Emerging Markets
VIP Series
Assets:
Investments, at value (Cost $20,339,508) $ 25,742,333
Foreign currency, at value (Cost $20,914) 20,916
Cash 246,001
Receivables:
Interest and dividends 136,125
Capital shares issued 158
Investments sold 92,444
From Adviser 17,951
Reclaims 801
Prepaid expenses 143
Total Assets 26,256,872
Liabilities:
Payables:
Investments purchased 23,683
Capital shares redeemed 1,867
Accrued foreign capital gains taxes 253,576
Accrued expenses and other payables:
Investment advisory fees 21,001
Administration fees 1,149
Custodian fees 11,927
Transfer agent fees 10
Sub-Transfer agent fees 7,786
Compliance fees 18
Other accrued expenses 10,315
Total Liabilities 331,332
Commitments and contingencies (Note 4 )
Net Assets:
Capital 23,090,775
Total accumulated earnings (loss) 2,834,765
Net Assets $ 25,925,540
Shares (unlimited shares authorized with a par value of $0.001 per share):
2,228,464
Net asset value: $ 11 .63

Statement of Operations
For the Six Months Ended June 30, 2024
10
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory Sophus
Emerging Markets
VIP Series
Investment Income:
Dividends $ 456,423
Interest 4,907
Foreign tax withholding (45,759)
Total Income 415,571
Expenses:
Investment advisory fees 126,560
Administration fees 6,669
Sub-Administration fees 8,426
Custodian fees 30,777
Transfer agent fees 129
Sub-Transfer agent fees 14,070
Trustees' fees 1,547
Compliance fees 112
Legal and audit fees 15,693
Other expenses 17,403
Total Expenses 221,386
Expenses waived/reimbursed by Adviser (50,516)
Net Expenses 170,870
Net Investment Income (Loss) 244,701
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 359,066
Foreign taxes on realized gains (17,597)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 1,911,798
Net change in accrued foreign taxes on unrealized gains (49,357)
Net realized/unrealized gains (losses) on investments 2,203,910
Change in net assets resulting from operations $ 2,448,611

11
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sophus Emerging
Markets VIP Series
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 244,701 $ 378,694
Net realized gains (losses) 341,469 (1,100,433)
Net change in unrealized appreciation/depreciation 1,862,441 3,436,691
Change in net assets resulting from operations 2,448,611 2,714,952
Change in net assets resulting from distributions to shareholders — (819,245)
Change in net assets resulting from capital transactions (2,010,709) (2,578,153)
Change in net assets 437,902 (682,446)
Net Assets:
Beginning of period 25,487,638 26,170,084
End of period $ 25,925,540 $ 25,487,638
Capital Transactions:
Proceeds from shares issued $ 501,856 $ 606,514
Distributions reinvested — 819,245
Cost of shares redeemed (2,512,565) (4,003,912)
Change in net assets resulting from capital transactions $ (2,010,709) $ (2,578,153)
Share Transactions:
Issued 45,533 58,182
Reinvested — 78,849
Redeemed (229,311) (384,441)
Change in Shares (183,778) (247,410)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Sophus Emerging Markets VIP Series
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.57 $9.84 $16.52 $17.76 $15.73 $13.59
Investment Activities:
Net investment income (loss)(a) 0.11 0.15 0.29 0.13 0.07 0.29
Net realized and unrealized gains (losses) 0.95 0.93 (3.95) (0.91) 2.42 2.85
Total from Investment Activities 1.06 1.08 (3.66) (0.78) 2.49 3.14
Distributions to Shareholders from:
Net investment income — (0.35) (0.09) (0.16) (0.32) (0.16)
Net realized gains — — (2.93) (0.30) (0.14) (0.84)
Total Distributions — (0.35) (3.02) (0.46) (0.46) (1.00)
Net Asset Value, End of Period $11.63 $10.57 $9.84 $16.52 $17.76 $15.73
Total Return(b)(c)(d) 10.03% 11.03% (22.46)% (4.42)% 16.02% 23.28%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.35% 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss)(e) 1.93% 1.44% 2.07% 0.68% 0.49% 1.93%
Gross Expenses(e)(f) 1.75% 1.76% 1.62% 1.53% 1.48% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $25,926 $25,488 $26,170 $38,014 $45,020 $44,571
Portfolio Turnover(b) 37% 65% 53% 85% 96% 91%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2024
Victory Variable Insurance Funds
13
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory Sophus Emerging Markets VIP Series (the “Fund”), a series of the Trust. The
Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
14
(Unaudited)
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand
Level 1 Level 2 Level 3 Total
Victory Sophus Emerging Markets VIP Series
Common Stocks ............................ $ 4,327,346 $ 21,411,707 $ 3,280 $ 25,742,333
Total .................................... $ 4,327,346 $ 21,411,707 $ 3,280 $ 25,742,333

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
15
(Unaudited)
and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government Securities
Purchases Sales
Victory Sophus Emerging Markets VIP Series .............................................. $ 9,271,380 $ 11,085,714

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
16
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In effect until April 30, 2025
Victory Sophus Emerging Markets VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35%

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
17
(Unaudited)
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Victory Sophus Emerging Markets VIP Series .................... $ 73,638 $ 81,408 $ 107,749 $ 50,516 $ 313,311

Notes to Financial Statements — continued
June 30, 2024
Victory Variable Insurance Funds
18
(Unaudited)
fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
Short-Term
Amount
Long-Term
Amount Total
Victory Sophus Emerging Markets VIP Series ................................. $ (2,734,889) $ (572,906) $ (3,307,795)

Supplemental Information
June 30, 2024
Victory Variable Insurance Funds
19
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SEMVIP-SAR (6/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Victory Variable Insurance Funds

(Signature and Title)           /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer
Date_August 28, 2024________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date_August 28, 2024_________________

(Signature and Title)           /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer
Date_August 28, 2024________________